UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: Small Cap Index Fund of Merrill Lynch Index Funds, Inc.
              Master Small Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Small Cap Index Fund
                                        Merrill Lynch Index Funds, Inc.

Annual Report
December 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Small Cap Index Fund

Sector Representation (unaudited)

                                                                Percent of Total
As of December 31, 2004                                              Investments
--------------------------------------------------------------------------------
Financial Services ........................................           22.4%
Consumer Discretionary ....................................           16.9
Technology ................................................           11.9
Health Care ...............................................           11.4
Materials & Processing ....................................            9.5
Producer Durables .........................................            7.6
Other Energy ..............................................            4.6
Auto & Transportation .....................................            4.2
Utilities .................................................            4.0
Consumer Staples ..........................................            1.5
Integrated Oils ...........................................            0.1
Other* ....................................................            5.9
--------------------------------------------------------------------------------
* Includes portfolio holdings in short-term securities, mutual funds, fixed income securities and other interests.

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. during the fiscal year ended December 31, 2004:

================================================================================
Record Date                                    July 21, 2004   December 16, 2004
Payable Date                                   July 27, 2004   December 22, 2004
================================================================================
Qualified Dividend
Income for Individuals                              100%             100%
--------------------------------------------------------------------------------
Dividends Qualifying for the
Dividends Received Deduction
for Corporations                                    100%             100%
--------------------------------------------------------------------------------

Please retain this information for your records.


2       MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

A Letter From the President and Chief Investment Officer

Dear Shareholder

The U.S. equity market ended 2004 in positive territory, although not without some suspense along the way. Fixed income markets also performed well, with high yield bond investors enjoying some of the greatest returns.

Over the past year, the equity market generally found support from a healthy economic environment, above-average corporate earnings, increased capital spending and still-low interest rates. Stalling the momentum somewhat throughout the year was a contentious election, negligible inflation amid a rising federal funds interest rate, record-high oil prices and the seemingly ever-present worries over terrorism and the war in Iraq.

Still, the Standard & Poor's 500 Index posted a 12-month return of +10.88% and a six-month return of +7.19% as of December 31, 2004. The fourth quarter of the year proved to be the most telling, as the S&P 500 Index was up only 1.51% year-to-date as of September 30, 2004. As the price of oil relaxed and election uncertainties subsided, the market headed more convincingly upward in the last quarter of the year.

Given the relatively positive environment for equities, the favorable performance of the bond market came as somewhat of a surprise. The Lehman Brothers Aggregate Bond Index posted a 12-month return of +4.34% and a six-month return of +4.18% as of December 31, 2004. The tax-exempt market performed just as well, with a 12-month return of +4.48% and a six-month return of +5.19%, as measured by the Lehman Brothers Municipal Bond Index. Those comfortable with a higher degree of risk benefited this past year, as the Credit Suisse First Boston High Yield Index posted a 12-month return of +11.95% and a six-month return of +9.26%. Interestingly, as the Federal Reserve Board began raising its target short-term interest rate, long-term bond yields were little changed. In fact, the yield on the 10-year Treasury was 4.24% at year-end compared to 4.27% at December 31, 2003. The yield on the two-year Treasury climbed to 3.08% at year-end 2004 from 1.84% a year earlier.

As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key to investment success -- particularly during uncertain times -- is to maintain a long-term perspective and adhere to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the new year and beyond.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004      3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Managers

      The Fund was able to meet its objective of closely tracking the performance of the Russell 2000 Index for the year.

How did the Fund perform during the fiscal year?

For the 12-month period ended December 31, 2004, Merrill Lynch Small Cap Index Fund's Class A and Class I Shares had total returns of +17.29% and +17.55%, respectively. For the same period, the Fund's benchmark, the Russell 2000 Index, returned +18.33%. (Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

The Fund met its objective of closely tracking the return of the Russell 2000, a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 Index fluctuated during the year, the Fund's performance generally tracked that of the Index. Throughout the year, as changes were made to the composition of the Russell 2000 Index, we purchased and sold securities to maintain our objective of replicating the risks and return of the benchmark.

As an index fund, the portfolio mirrors the composition of the Russell 2000 Index, a common measure of U.S. market performance for small cap stocks. What developments affected the market for small cap stocks during the period?

The year 2004 proved to be a positive one for U.S. equity markets, and particularly for small cap stocks, as indicated by the +18.33% return of the Russell 2000 Index. By comparison, the Russell 1000 Index, which measures the performance of large-capitalization stocks, returned +11.40% for the 12 months ended December 31, 2004.

The beginning of 2004 brought a significant rise in equities, driven by better-than-expected corporate earnings. The second quarter showed flat to positive returns for the domestic equity markets, influenced mainly by indecisive investors. This behavior stemmed from continued political tension in the United States, violence in Iraq and record-high oil prices. A shift in investor favor from lower-quality, lower-price and higher-beta (riskier) securities to higher-quality, higher-cap and lower-beta stocks took place at the end of the first quarter and grew stronger in the second quarter. For the first half of 2004, the Russell 1000 Index returned +3.33% and the Russell 2000 Index returned +6.76%. Large cap stocks showed some strength mid-year, but small caps rebounded in the fourth quarter. Overall, small caps outperformed large caps for the sixth consecutive year in 2004.

As the third quarter progressed, the course of economic news slowly began to point toward a strengthening economy. However, the stock market still faced a number of challenges, including the geopolitical situation, higher oil prices, U.S. election uncertainty and a shifting Federal Reserve Board (the Fed) policy. The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets, as negative October headlines segued into positive November and December news. As a result of lower oil prices, unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce. As expected, the Fed continued to raise the federal funds rate, more than doubling it from 1% to 2.25% by year-end.

On December 31, 2004, the Standard & Poor's 500 Index closed at 1,211.92 with a price return of +8.99%. The Dow Jones Industrial Average closed at 10,783.01 with a price return of +3.15%, while the Nasdaq Composite Index returned +8.59% with a closing level of 2,175.44. European markets delivered comparable gains, with the Financial Times Stock Exchange 100 Index closing at 4,814.30, representing a return of +7.54% in sterling. Meanwhile, the Morgan Stanley Capital International World Index was up 12.84% in U.S. dollar terms, with a closing level of 1,169.34 at December 31, 2004.

As the returns indicate, small cap stocks (as measured by the Russell 2000 Index) outperformed the broader market during the year. Within the small cap universe, the value style of investing outperformed the growth style for the year, with the Russell 2000 Value Index returning +22.25% versus the +14.31% return of the Russell 2000 Growth Index. Turning


4       MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004
to sector performance, 11 of the 12 Russell 2000 Index sectors posted positive returns for the year. The top-performing sector was "other energy," which consists of energy-related businesses, excluding integrated oils. The sector gained an impressive +50.51% for the year and was followed by "other" (a category that includes many conglomerates) and integrated oils, which returned +44.78% and +38.05%, respectively. Technology was by far the worst-performing sector in the Index, returning -1.85%. It was followed by consumer staples, up 13.50%, and health care, up 15.90%.

How would you characterize market conditions at the close of the period?

As 2004 came to an end, the economy and earnings growth were beginning to slow, the Fed appeared poised to continuing moving interest rates higher, legislative progress was anticipated on many fronts in Washington and concerns remained about the structural problems of debt and deficits, as reflected by a significant decline in the U.S. dollar.

The recent increase in equity prices to new cyclical highs has led to questions about how much upside potential exists. Valuation levels, at least on an absolute basis, are somewhat stretched, although the profit environment is still strong enough to support the market. Equity prices could have fallen as a result of the Fed's recent rate hike, but clearly have been benefiting from recent declines in bond yields as well as from the declining dollar. Our opinion is that until monetary tightening and/or rising bond yields begin to take their toll, equities should continue to perform well. Having said that, we expect the portfolio to continue to meet its objective of tracking the performance of the Russell 2000 Index in 2005.

Vincent J. Costa
Co-Portfolio Manager

Debra L. Jelilian
Co-Portfolio Manager

Jeffrey L. Russo
Co-Portfolio Manager

January 11, 2005

--------------------------------------------------------------------------------
We are pleased to announce that the day-to-day management of Merrill Lynch Small Cap Index Fund is now run by Vincent J. Costa, Director of Merrill Lynch Investment Managers (MLIM) (Quantitative Investments) since 1999; Debra L. Jelilian, Director of MLIM (Quantitative Investments) since 1999; and Jeffrey L. Russo, Director of MLIM (Quantitative Investments) since 2004 and Vice President of MLIM from 1999 to 2004.
--------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004      5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of .25% per year.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund is subject to a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                                   6-Month           12-Month      Since Inception
As of December 31, 2004                          Total Return      Total Return     Total Return
==================================================================================================
ML Small Cap Index Fund Class A Shares*             +10.42%           +17.29%          + 98.05%
--------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class I Shares*             +10.50            +17.55           +101.78
--------------------------------------------------------------------------------------------------
Russell 2000(R) Index**                             +10.83            +18.33           +107.37
--------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

      Russell 2000 is a registered trademark of the Frank Russell Companies.


6       MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Performance Data (concluded)

Total Return Based on a $10,000 Investment--Class A & Class I Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class I Shares compared to growth of an investment in the Russell 2000 Index. Values are from April 9, 1997 to December 2004.

                                     4/09/97**  12/97      12/98      12/99      12/00      12/01      12/02      12/03      12/04
ML Small Cap Index
Fund+--Class A Shares*               $10,000    $12,687    $12,253    $14,759    $14,382    $14,608    $11,577    $16,886    $19,805

ML Small Cap Index
Fund+--Class I Shares*               $10,000    $12,704    $12,304    $14,862    $14,504    $14,777    $11,731    $17,165    $20,178

                                     4/30/97**  12/97      12/98      12/99      12/00      12/01      12/02      12/03      12/04
Russell 2000 Index++                 $10,000    $12,743    $12,419    $15,059    $14,604    $14,967    $11,901    $17,525    $20,737

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series Trust. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

      Past performance is not predictive of future performance.

Average Annual Total Return

Class A Shares                                                            Return
================================================================================
One Year Ended 12/31/04                                                  +17.29%
--------------------------------------------------------------------------------
Five Years Ended 12/31/04                                                + 6.06
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/04                                     + 9.24
--------------------------------------------------------------------------------

Class I Shares                                                            Return
================================================================================
One Year Ended 12/31/04                                                  +17.55%
--------------------------------------------------------------------------------
Five Years Ended 12/31/04                                                + 6.31
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/04                                     + 9.51
--------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004      7

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2004 and held through December 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                     Expenses Paid
                                                      Beginning                   Ending           During the Period*
                                                    Account Value             Account Value          July 1, 2004 to
                                                     July 1, 2004           December 31, 2004       December 31, 2004
=====================================================================================================================
Actual
=====================================================================================================================
Class A                                                 $1,000                  $1,104.20                  $4.34
---------------------------------------------------------------------------------------------------------------------
Class I                                                 $1,000                  $1,105.00                  $3.02
=====================================================================================================================
Hypothetical (5% annual return before expenses)**
=====================================================================================================================
Class A                                                 $1,000                  $1,021.01                  $4.17
---------------------------------------------------------------------------------------------------------------------
Class I                                                 $1,000                  $1,022.27                  $2.90
---------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.82% for Class A and .57% for Class I), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.


8       MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Statement of Assets and Liabilities           Merrill Lynch Small Cap Index Fund

As of December 31, 2004
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Small Cap Index Series (the "Series"),
                        at value (identified cost--$98,493,898) ..........................                      $ 124,605,314
                       Prepaid expenses and other assets .................................                             12,751
                                                                                                                -------------
                       Total assets ......................................................                        124,618,065
                                                                                                                -------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Administrator ..................................................    $      33,863
                          Distributor ....................................................           12,097            45,960
                                                                                              -------------
                       Accrued expenses ..................................................                             26,439
                                                                                                                -------------
                       Total liabilities .................................................                             72,399
                                                                                                                -------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                      $ 124,545,666
                                                                                                                =============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ................................................                      $         401
                       Class I Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ................................................                                482
                       Paid-in capital in excess of par ..................................                        101,817,864
                       Undistributed investment income--net ..............................    $      68,385
                       Accumulated realized capital losses allocated from the
                        Series--net ......................................................       (3,452,882)
                       Unrealized appreciation allocated from the Series--net ............       26,111,416
                                                                                              -------------
                       Total accumulated earnings--net ...................................                         22,726,919
                                                                                                                -------------
                       Net Assets ........................................................                      $ 124,545,666
                                                                                                                =============
=============================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $56,521,789 and 4,009,167
                        shares outstanding ...............................................                      $       14.10
                                                                                                                =============
                       Class I--Based on net assets of $68,023,877 and 4,822,826
                        shares outstanding ...............................................                      $       14.10
                                                                                                                =============

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004      9

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                       Merrill Lynch Small Cap Index Fund

For the Year Ended December 31, 2004
=============================================================================================================================
Investment Income Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Dividends (net of $452 foreign withholding tax) ................                      $   1,226,108
                          Interest (including $56,351 from affiliates) ...................                             56,826
                          Securities lending--net ........................................                             37,204
                          Expenses (net of $919 expense reimbursement) ...................                            (86,477)
                                                                                                                -------------
                       Net investment income allocated from the Series ...................                          1,233,661
                                                                                                                -------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                       Administration fees ...............................................    $     319,410
                       Account maintenance fees--Class A .................................          133,177
                       Printing and shareholder reports ..................................           84,110
                       Transfer agent fees ...............................................           66,455
                       Registration fees .................................................           38,292
                       Professional fees .................................................            7,550
                       Directors' fees and expenses ......................................            1,788
                       Other .............................................................           18,989
                       Total expenses before waiver ......................................          669,771
                                                                                              -------------
                       Waiver of expenses ................................................           (1,954)
                                                                                              -------------
                       Total expenses after waiver .......................................                            667,817
                                                                                                                -------------
                       Investment income--net ............................................                            565,844
                                                                                                                -------------
=============================================================================================================================
Realized & Unrealized Gain Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments and futures contracts allocated
                        from the Series--net .............................................                          4,933,608
                       Change in unrealized appreciation on investments and futures
                        contracts allocated from the Series--net .........................                         12,603,818
                                                                                                                -------------
                       Total realized and unrealized gain allocated from the Series--net .                         17,537,426
                                                                                                                -------------
                       Net Increase in Net Assets Resulting from Operations ..............                      $  18,103,270
                                                                                                                =============

      See Notes to Financial Statements.


10      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Statements of Changes in Net Assets           Merrill Lynch Small Cap Index Fund

                                                                                                      For the Year Ended
                                                                                                         December 31,
                                                                                              -------------------------------
Increase (Decrease) in Net Assets:                                                                 2004              2003
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $     565,844     $     370,316
                       Realized gain (loss) allocated from the Series--net ...............        4,933,608          (429,263)
                       Change in unrealized appreciation allocated from the Series--net ..       12,603,818        29,599,592
                                                                                              -------------------------------
                       Net increase in net assets resulting from operations ..............       18,103,270        29,540,645
                                                                                              -------------------------------
=============================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ........................................................         (181,632)         (123,152)
                          Class I ........................................................         (345,798)         (232,260)
                                                                                              -------------------------------
                       Net decrease in net assets resulting from dividends to shareholders         (527,430)         (355,412)
                                                                                              -------------------------------
=============================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions         5,496,144         7,042,747
                                                                                              -------------------------------
=============================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------
                       Redemption fee ....................................................              103                --
                                                                                              -------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ......................................       23,072,087        36,227,980
                       Beginning of year .................................................      101,473,579        65,245,599
                                                                                              -------------------------------
                       End of year* ......................................................    $ 124,545,666     $ 101,473,579
                                                                                              ===============================
                          * Undistributed investment income--net .........................    $      68,385     $      29,692
                                                                                              ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                          Merrill Lynch Small Cap Index Fund

                                                                                              Class A
                                                                ------------------------------------------------------------------
The following per share data and ratios have been derived                                For the Year Ended
from information provided in the financial statements.                                      December 31,
                                                                ------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2004           2003           2002          2001           2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year ...   $ 12.06        $  8.29        $ 10.53       $ 10.45        $ 11.77
                                                                ------------------------------------------------------------------
                       Investment income--net ...............       .05@@          .04@@          .05@@         .08@@          .14
                       Realized and unrealized gain (loss)
                        allocated from the Series--net ......      2.03           3.76          (2.23)          .08           (.43)
                                                                ------------------------------------------------------------------
                       Total from investment operations .....      2.08           3.80          (2.18)          .16           (.29)
                                                                ------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............      (.04)          (.03)          (.06)         (.08)          (.14)
                          In excess of investment income--net        --             --             --            --             --@
                          Realized gain allocated from the
                           Series--net ......................        --             --             --            --           (.76)
                          In excess of realized gain
                           allocated from the Series--net ...        --             --             --            --           (.13)
                                                                ------------------------------------------------------------------
                       Total dividends and distributions ....      (.04)          (.03)          (.06)         (.08)         (1.03)
                                                                ------------------------------------------------------------------
                       Net asset value, end of year .........   $ 14.10        $ 12.06        $  8.29       $ 10.53        $ 10.45
                                                                ==================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...     17.29%         45.85%        (20.75%)        1.57%         (2.56%)
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver+ .............       .81%           .85%           .75%          .75%           .74%
                                                                ==================================================================
                       Expenses+ ............................       .81%           .88%           .89%          .88%           .85%
                                                                ==================================================================
                       Investment income--net ...............       .38%           .36%           .56%          .78%          1.26%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $56,522        $50,280        $34,308       $44,505        $64,056
                                                                ==================================================================
                       Portfolio turnover of the Series .....     37.74%         28.57%         39.00%        48.50%         50.51%
                                                                ==================================================================

+     Includes the Fund's share of the Series' allocated expenses.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


12      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Financial Highlights (concluded)              Merrill Lynch Small Cap Index Fund

                                                                                              Class I
                                                                ------------------------------------------------------------------
The following per share data and ratios have been derived                                For the Year Ended
from information provided in the financial statements.                                      December 31,
                                                                ------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2004           2003           2002          2001           2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year ...   $ 12.06        $  8.28        $ 10.53       $ 10.45        $ 11.78
                                                                ------------------------------------------------------------------
                       Investment income--net ...............       .08@@          .06@@          .08@@         .10@@          .16
                       Realized and unrealized gain (loss)
                        allocated from the Series--net ......      2.04           3.77          (2.25)          .10           (.43)
                                                                ------------------------------------------------------------------
                       Total from investment operations .....      2.12           3.83          (2.17)          .20           (.27)
                                                                ------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............      (.08)          (.05)          (.08)         (.12)          (.17)
                          In excess of investment income--net        --             --             --            --             --@
                          Realized gain allocated from the
                           Series--net ......................        --             --             --            --           (.76)
                          In excess of realized gain
                           allocated from the Series--net ...        --             --             --            --           (.13)
                                                                ------------------------------------------------------------------
                       Total dividends and distributions ....      (.08)          (.05)          (.08)         (.12)         (1.06)
                                                                ------------------------------------------------------------------
                       Net asset value, end of year .........   $ 14.10        $ 12.06        $  8.28       $ 10.53        $ 10.45
                                                                ==================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...     17.55%         46.32%        (20.61%)        1.88%         (2.41%)
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver+ .............       .56%           .60%           .50%          .50%           .49%
                                                                ==================================================================
                       Expenses+ ............................       .56%           .63%           .64%          .63%           .60%
                                                                ==================================================================
                       Investment income--net ...............       .64%           .61%           .82%         1.02%          1.51%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $68,024        $51,194        $30,938       $36,317        $35,544
                                                                ==================================================================
                       Portfolio turnover of the Series .....     37.74%         28.57%         39.00%        48.50%         50.51%
                                                                ==================================================================

+     Includes the Fund's share of the Series' allocated expenses.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                 Merrill Lynch Small Cap Index Fund

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective and strategy as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at December 31, 2004 was 34.1%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $279 has been reclassified between paid-in capital in excess of par and undistributed net investment income as a result of a permanent difference attributable to nondeductible expenses. This reclassification has no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. MLIM has entered into a voluntary arrangement with the Fund under which all expenses incurred by the Fund (excluding account maintenance fees) will not exceed .60%. This arrangement has a one year term and is renewable. For the year ended December 31, 2004, MLIM earned fees of $319,410, of which $1,954 were waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.


14      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Notes to Financial Statements (concluded)     Merrill Lynch Small Cap Index Fund

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $5,496,144 and $7,042,747 for the years ended December 31, 2004 and December 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2004                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,212,927       $ 15,315,570
Shares issued to shareholders in
   reinvestment of dividends .............            11,673            159,929
                                                 ------------------------------
Total issued .............................         1,224,600         15,475,499
Shares redeemed ..........................        (1,384,093)       (17,573,624)
                                                 ------------------------------
Net decrease .............................          (159,493)      $ (2,098,125)
                                                 ==============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2003                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           992,110       $ 10,414,593
Shares issued to shareholders in
   reinvestment of dividends .............             8,807            103,032
                                                 ------------------------------
Total issued .............................         1,000,917         10,517,625
Shares redeemed ..........................          (972,744)        (9,346,209)
                                                 ------------------------------
Net increase .............................            28,173       $  1,171,416
                                                 ==============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2004                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         2,488,913       $ 31,601,194
Shares issued to shareholders in
   reinvestment of dividends .............            23,806            328,184
                                                 ------------------------------
Total issued .............................         2,512,719         31,929,378
Shares redeemed ..........................        (1,933,459)       (24,335,109)
                                                 ------------------------------
Net increase .............................           579,260       $  7,594,269
                                                 ==============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2003                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         2,446,233       $ 25,029,944
Shares issued to shareholders in
   reinvestment of dividends .............            18,182            213,822
                                                 ------------------------------
Total issued .............................         2,464,415         25,243,766
Shares redeemed ..........................        (1,955,829)       (19,372,435)
                                                 ------------------------------
Net increase .............................           508,586       $  5,871,331
                                                 ==============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. For the year ended December 31, 2004, the Fund charged redemption fees of $103.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                 12/31/2004         12/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income .......................      $    527,430       $    355,412
                                                -------------------------------
Total taxable distributions ..............      $    527,430       $    355,412
                                                ===============================

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $     68,385
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................              68,385
Capital loss carryforward ...............................          (1,951,093)*
Unrealized gains--net ...................................          24,609,627**
                                                                 ------------
Total accumulated earnings--net .........................        $ 22,726,919
                                                                 ============

* On December 31, 2004, the Fund had a net capital loss carryforward of $1,951,093, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     15

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm
                                              Merrill Lynch Small Cap Index Fund

To the Shareholders and Board of Directors of Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund, one of the series constituting Merrill Lynch Index Funds, Inc. (the "Fund"), as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2005


16      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Summary Schedule of Investments                    Master Small Cap Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                        Shares                                                                  Percent of
Industry@                                 Held     Common Stocks                                   Value        Net Assets
==========================================================================================================================
Advertising Agencies                    16,400    +Valassis Communications, Inc.               $    574,164         0.2%
                                                   Other Securities                               2,211,215         0.6
                                                                                               ---------------------------
                                                                                                  2,785,379         0.8
--------------------------------------------------------------------------------------------------------------------------
Aerospace                                          Other Securities                               1,708,095         0.5
--------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                    Other Securities                                 435,176         0.1
--------------------------------------------------------------------------------------------------------------------------
Air Transport                                      Other Securities                               3,142,009         0.9
--------------------------------------------------------------------------------------------------------------------------
Aluminum                                           Other Securities                                 306,914         0.1
--------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                           Other Securities                                 555,610         0.2
--------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                     Other Securities                               1,521,467         0.4
--------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts                                Other Securities                                 567,594         0.2
--------------------------------------------------------------------------------------------------------------------------
Banks: New York City                               Other Securities                                  16,180         0.0
--------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City            24,500     Bancorpsouth, Inc.                               597,065         0.2
                                        14,444     Cathay General Bancorp                           541,650         0.1
                                        14,896     East-West Bancorp, Inc.                          625,036         0.2
                                        11,400     First Bancorp/Puerto Rico                        724,014         0.2
                                        15,600     First Midwest Bancorp, Inc.                      566,124         0.1
                                        21,900     Old National Bancorp                             566,334         0.1
                                         4,515     Park National Corp.                              611,783         0.2
                                        10,583     Westamerica Bancorporation                       617,095         0.2
                                                   Other Securities                              23,871,994         6.6
                                                                                               ---------------------------
                                                                                                 28,721,095         7.9
--------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                       Other Securities                                  53,175         0.0
--------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                              Other Securities                                 315,994         0.1
--------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production                Other Securities                               8,839,974         2.4
--------------------------------------------------------------------------------------------------------------------------
Building Materials                                 Other Securities                               1,793,959         0.5
--------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning                         Other Securities                                 713,615         0.2
--------------------------------------------------------------------------------------------------------------------------
Building: Cement                                   Other Securities                                 497,569         0.1
--------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                       Other Securities                                 245,991         0.1
--------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                            Other Securities                                 418,854         0.1
--------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                      Other Securities                                 689,889         0.2
--------------------------------------------------------------------------------------------------------------------------
Cable Television Services                          Other Securities                                 518,605         0.1
--------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                                 Other Securities                               3,531,498         1.0
--------------------------------------------------------------------------------------------------------------------------
Chemicals                               11,500     Cytec Industries, Inc.                           591,330         0.2
                                        11,700    +FMC Corp.                                        565,110         0.2
                                                   Other Securities                               6,040,395         1.6
                                                                                               ---------------------------
                                                                                                  7,196,835         2.0
--------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                    Other Securities                               1,416,440         0.4
--------------------------------------------------------------------------------------------------------------------------
Communications & Media                             Other Securities                                 106,880         0.0
--------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     17

[LOGO] Merrill Lynch Investment Managers

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                        Shares                                                                  Percent of
Industry@                                 Held     Common Stocks                                   Value        Net Assets
==========================================================================================================================
Communications Technology               83,400    +Brocade Communications Systems, Inc.        $    637,176         0.2%
                                                   Other Securities                               6,513,011         1.8
                                                                                               ---------------------------
                                                                                                  7,150,187         2.0
--------------------------------------------------------------------------------------------------------------------------
Computer Services, Software & Systems    8,716    +CACI International, Inc. Class A                 593,821         0.2
                                                   Other Securities                              17,232,453         4.7
                                                                                               ---------------------------
                                                                                                 17,826,274         4.9
--------------------------------------------------------------------------------------------------------------------------
Computer Technology                                Other Securities                               6,547,020         1.8
--------------------------------------------------------------------------------------------------------------------------
Construction                                       Other Securities                               1,005,584         0.3
--------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                               Other Securities                               3,719,286         1.0
--------------------------------------------------------------------------------------------------------------------------
Consumer Products                        7,698     Toro Co.                                         626,232         0.2
                                                   Other Securities                               3,299,547         0.9
                                                                                               ---------------------------
                                                                                                  3,925,779         1.1
--------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass  11,500     Aptargroup, Inc.                                 606,970         0.1
                                        54,169    +Crown Holdings, Inc.                             744,282         0.2
                                                   Other Securities                                 635,866         0.2
                                                                                               ---------------------------
                                                                                                  1,987,118         0.5
--------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic            Other Securities                                 240,586         0.1
--------------------------------------------------------------------------------------------------------------------------
Copper                                             Other Securities                                 350,400         0.1
--------------------------------------------------------------------------------------------------------------------------
Cosmetics                                          Other Securities                                 793,975         0.2
--------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services          38,900    +The BISYS Group, Inc.                            639,905         0.2
                                                   Other Securities                               1,761,774         0.5
                                                                                               ---------------------------
                                                                                                  2,401,679         0.7
--------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing                 Other Securities                               2,658,044         0.7
--------------------------------------------------------------------------------------------------------------------------
Diversified Production                  19,652    +Thomas & Betts Corp.                             604,299         0.2
--------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                        Other Securities                               1,565,080         0.4
--------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                 27,500     Valeant Pharmaceuticals International            724,625         0.2
                                                   Other Securities                               8,694,338         2.4
                                                                                               ---------------------------
                                                                                                  9,418,963         2.6
--------------------------------------------------------------------------------------------------------------------------
Education Services                                 Other Securities                               1,063,970         0.3
--------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                           Other Securities                               1,076,977         0.3
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components                  Other Securities                               3,418,476         0.9
--------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliances                   Other Securities                                 109,826         0.0
--------------------------------------------------------------------------------------------------------------------------
Electronics                                        Other Securities                               1,626,662         0.4
--------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments Gauges &                  Other Securities                                 618,556         0.2
Meters
--------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                       Other Securities                               3,149,209         0.9
--------------------------------------------------------------------------------------------------------------------------
Electronics: Semiconductors/Components             Other Securities                               6,824,688         1.9
--------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                 16,906    +Trimble Navigation Ltd.                          558,574         0.1
                                                   Other Securities                               2,772,083         0.8
                                                                                               ---------------------------
                                                                                                  3,330,657         0.9
--------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                   Other Securities                                 237,066         0.1
--------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                    21,565    +Tesoro Corp.                                     687,061         0.2
                                                   Other Securities                               1,833,975         0.5
                                                                                               ---------------------------
                                                                                                  2,521,036         0.7
--------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                 Other Securities                               1,032,932         0.3
--------------------------------------------------------------------------------------------------------------------------
Entertainment                                      Other Securities                               1,069,979         0.3
--------------------------------------------------------------------------------------------------------------------------


18      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                        Shares                                                                  Percent of
Industry@                                 Held     Common Stocks                                   Value        Net Assets
==========================================================================================================================
Fertilizers                             38,300    +The Mosaic Co.                              $    625,056         0.2%
                                                   Other Securities                                  86,136         0.0
                                                                                               ---------------------------
                                                                                                    711,192         0.2
--------------------------------------------------------------------------------------------------------------------------
Finance Companies                                  Other Securities                                 635,429         0.2
--------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                Other Securities                                 121,179         0.0
--------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                          Other Securities                               2,853,531         0.8
Services & Systems
--------------------------------------------------------------------------------------------------------------------------
Financial Information Services                     Other Securities                                 975,176         0.3
--------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                            Other Securities                               2,652,393         0.7
--------------------------------------------------------------------------------------------------------------------------
Foods                                              Other Securities                               2,740,694         0.7
--------------------------------------------------------------------------------------------------------------------------
Forest Products                                    Other Securities                               1,220,113         0.3
--------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                     Other Securities                                 145,152         0.0
--------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                       Other Securities                                 391,978         0.1
--------------------------------------------------------------------------------------------------------------------------
Glass                                              Other Securities                                 146,169         0.0
--------------------------------------------------------------------------------------------------------------------------
Gold                                               Other Securities                                 332,682         0.1
--------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                             Other Securities                               2,559,167         0.7
--------------------------------------------------------------------------------------------------------------------------
Health Care Management Services          7,300    +AMERIGROUP Corp.                                 552,318         0.2
                                                   Other Securities                               4,125,231         1.1
                                                                                               ---------------------------
                                                                                                  4,677,549         1.3
--------------------------------------------------------------------------------------------------------------------------
Health Care Services                               Other Securities                               2,067,239         0.6
--------------------------------------------------------------------------------------------------------------------------
Homebuilding                             4,017     Beazer Homes USA, Inc.                           587,326         0.1
                                                   Other Securities                               1,004,763         0.3
                                                                                               ---------------------------
                                                                                                  1,592,089         0.4
--------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                        Other Securities                                 165,396         0.0
--------------------------------------------------------------------------------------------------------------------------
Household Furnishings                              Other Securities                               2,060,166         0.6
--------------------------------------------------------------------------------------------------------------------------
Identification Control &                15,821     IDEX Corp.                                       640,751         0.2
Filter Devices                                     Other Securities                               3,115,618         0.8
                                                                                               ---------------------------
                                                                                                  3,756,369         1.0
--------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                    Other Securities                               1,899,177         0.5
--------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                              Other Securities                               1,833,527         0.5
--------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                       Other Securities                               4,287,241         1.2
--------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                    Other Securities                               1,787,036         0.5
--------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones                        Other Securities                                  89,520         0.0
--------------------------------------------------------------------------------------------------------------------------
Leisure Time                            10,678    +Penn National Gaming, Inc.                       646,553         0.2
                                        17,913     SCP Pool Corp.                                   571,425         0.2
                                                   Other Securities                               1,160,812         0.3
                                                                                               ---------------------------
                                                                                                  2,378,790         0.7
--------------------------------------------------------------------------------------------------------------------------
Machine Tools                                      Other Securities                                 379,664         0.1
--------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                            Other Securities                                 185,238         0.0
--------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                            Other Securities                                 101,268         0.0
--------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling      15,843    +Terex Corp.                                      754,919         0.2
                                                   Other Securities                                 932,302         0.3
                                                                                               ---------------------------
                                                                                                  1,687,221         0.5
--------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty         16,400     Joy Global, Inc.                                 712,252         0.2
                                                   Other Securities                               2,850,974         0.8
                                                                                               ---------------------------
                                                                                                  3,563,226         1.0
--------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                    Other Securities                               4,699,271         1.3
Services
--------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                               Other Securities                               1,277,767         0.3
--------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                               Other Securities                                 407,946         0.1


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     19

[LOGO] Merrill Lynch Investment Managers

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                        Shares                                                                  Percent of
Industry@                                 Held     Common Stocks                                   Value        Net Assets
==========================================================================================================================
Manufacturing                                      Other Securities                            $    745,529         0.2%
--------------------------------------------------------------------------------------------------------------------------
Medical & Dental                        13,929    +Techne Corp.                                     541,838         0.1
Instruments & Supplies                             Other Securities                              10,385,339         2.8
                                                                                               ---------------------------
                                                                                                 10,927,177         2.9
--------------------------------------------------------------------------------------------------------------------------
Medical Services                                   Other Securities                                 930,997         0.3
--------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                  Other Securities                               3,482,112         1.0
--------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                    Other Securities                               1,697,475         0.5
--------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing       10,789     Corn Products International, Inc.                577,859         0.2
                                                   Other Securities                                  32,832         0.0
                                                                                               ---------------------------
                                                                                                    610,691         0.2
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Health Care                         Other Securities                                 414,720         0.1
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Materials & Commodities             Other Securities                                 735,782         0.2
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Materials & Processing              Other Securities                                 839,362         0.2
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Producer Durables                   Other Securities                                 135,024         0.0
--------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                             Other Securities                               1,594,650         0.4
--------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment              Other Securities                                 476,770         0.1
--------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                  Other Securities                                 152,497         0.0
--------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                    25,490    +Plains Exploration & Production Co.              662,740         0.2
                                                   Other Securities                               9,053,259         2.5
                                                                                               ---------------------------
                                                                                                  9,715,999         2.7
--------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                           Other Securities                                 539,428         0.1
--------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                  Other Securities                                 673,280         0.2
--------------------------------------------------------------------------------------------------------------------------
Paper                                              Other Securities                               1,256,614         0.3
--------------------------------------------------------------------------------------------------------------------------
Plastics                                           Other Securities                                 226,310         0.1
--------------------------------------------------------------------------------------------------------------------------
Pollution Control &                                Other Securities                                 780,065         0.2
Environmental Services
--------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                       Other Securities                                 295,812         0.1
--------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                        Other Securities                                 189,679         0.0
--------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                    Other Securities                               5,041,089         1.4
--------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                          Other Securities                               1,825,923         0.5
--------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                             Other Securities                                 837,381         0.2
--------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                            Other Securities                               1,887,922         0.5
--------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                 Other Securities                                 288,520         0.1
--------------------------------------------------------------------------------------------------------------------------
Railroads                                          Other Securities                                 920,831         0.3
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                        Other Securities                               1,319,570         0.4
--------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT)    37,000     American Financial Realty Trust                  598,660         0.2
                                        18,200     CarrAmerica Realty Corp.                         600,600         0.2
                                         6,695     Essex Property Trust, Inc.                       561,041         0.1
                                        13,900     First Industrial Realty Trust, Inc.              566,147         0.1
                                        14,800     Healthcare Realty Trust, Inc.                    602,360         0.2
                                        62,300    +La Quinta Corp.                                  566,307         0.1
                                        13,150     New Century Financial Corp.                      840,417         0.2
                                        13,200     Realty, Income Corp.                             667,656         0.2
                                                   Other Securities                              20,728,320         5.7
                                                                                               ---------------------------
                                                                                                 25,731,508         7.0
--------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                      Other Securities                               1,471,005         0.4
--------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial              Other Securities                                 957,987         0.3
--------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                Other Securities                                 854,120         0.2
--------------------------------------------------------------------------------------------------------------------------


20      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                        Shares                                                                  Percent of
Industry@                                 Held     Common Stocks                                   Value        Net Assets
==========================================================================================================================
Restaurants                             14,700     CBRL Group, Inc.                            $    615,195         0.2%
                                        19,914    +Sonic Corp.                                      607,377         0.1
                                                   Other Securities                               4,764,294         1.3
                                                                                               ---------------------------
                                                                                                  5,986,866         1.6
--------------------------------------------------------------------------------------------------------------------------
Retail                                             Other Securities                              13,712,089         3.7
--------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                     Other Securities                               8,306,168         2.3
--------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                   Other Securities                                 647,915         0.2
--------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                    Other Securities                               1,615,931         0.4
--------------------------------------------------------------------------------------------------------------------------
Services: Commercial                               Other Securities                              10,024,140         2.7
--------------------------------------------------------------------------------------------------------------------------
Shipping                                           Other Securities                               1,459,507         0.4
--------------------------------------------------------------------------------------------------------------------------
Shoes                                              Other Securities                               1,306,744         0.3
--------------------------------------------------------------------------------------------------------------------------
Steel                                   28,900     Allegheny Technologies, Inc.                     626,263         0.2
                                                   Other Securities                               2,109,814         0.5
                                                                                               ---------------------------
                                                                                                  2,736,077         0.7
--------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers                                   Other Securities                                  80,367         0.0
--------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                       Other Securities                               2,101,604         0.6
--------------------------------------------------------------------------------------------------------------------------
Textile Products                                   Other Securities                                 288,571         0.1
--------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers          18,450    +Quiksilver, Inc.                                 549,626         0.2
                                                   Other Securities                               1,544,410         0.4
                                                                                               ---------------------------
                                                                                                  2,094,036         0.6
--------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                          50,100    +The Goodyear Tire & Rubber Co. (c)               734,466         0.2
                                                   Other Securities                                 607,537         0.2
                                                                                               ---------------------------
                                                                                                  1,342,003         0.4
--------------------------------------------------------------------------------------------------------------------------
Tobacco                                            Other Securities                                 934,864         0.3
--------------------------------------------------------------------------------------------------------------------------
Toys                                               Other Securities                                 250,291         0.1
--------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous            30,800    +Laidlaw International, Inc.                      659,120         0.2
                                                   Other Securities                                 618,838         0.1
                                                                                               ---------------------------
                                                                                                  1,277,958         0.3
--------------------------------------------------------------------------------------------------------------------------
Truckers                                 9,908    +Landstar System, Inc.                            729,625         0.2
                                                   Other Securities                               2,746,879         0.8
                                                                                               ---------------------------
                                                                                                  3,476,504         1.0
--------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                        Other Securities                                 116,875         0.0
--------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                   62,400    +CMS Energy Corp.                                 652,080         0.2
                                                   Other Securities                               4,224,533         1.1
                                                                                               ---------------------------
                                                                                                  4,876,613         1.3
--------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors             11,900     Energen Corp.                                    701,505         0.2
                                        24,000     Piedmont Natural Gas Co.                         557,760         0.1
                                                   Other Securities                               4,674,848         1.3
                                                                                               ---------------------------
                                                                                                  5,934,113         1.6
--------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines                           Other Securities                                  34,518         0.0
--------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                           Other Securities                                 239,112         0.1
--------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                      Other Securities                               3,164,793         0.9
--------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                   Other Securities                                 646,361         0.2
--------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                    Other Securities                                 143,269         0.0
--------------------------------------------------------------------------------------------------------------------------
Wholesalers                                        Other Securities                                 713,816         0.2
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Common Stocks
                                                   (Cost--$275,838,140)                         357,820,594        97.9
==========================================================================================================================


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     21

[LOGO] Merrill Lynch Investment Managers

Summary Schedule of Investments (concluded)        Master Small Cap Index Series

                                                                                                                Percent of
Industry@                                          Mutual Funds                                    Value        Net Assets
==========================================================================================================================
Investment Management Companies                    Other Securities                            $     85,320         0.0%
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Mutual Funds
                                                   (Cost--$74,033)                                   85,320         0.0
--------------------------------------------------------------------------------------------------------------------------

                                                   Fixed Income Securities
==========================================================================================================================
Metal Fabricating                                  Other Securities                                     686         0.0
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Fixed Income
                                                   Securities (Cost--$686)                              686         0.0
==========================================================================================================================

                                                   Other Interest@@
==========================================================================================================================
Computer Services: Software & Systems              Other Securities                                       0         0.0
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Other Interest
                                                   (Cost--$0)                                             0         0.0
==========================================================================================================================

                           Beneficial Interest     Short-Term Securities
==========================================================================================================================
                                   $ 8,989,590     Merrill Lynch Liquidity Series, LLC
                                                   Cash Sweep Series I (a)                        8,989,590         2.4
                                    11,652,388     Merrill Lynch Liquidity Series, LLC Money
                                                   Market Series (a)(b)                          11,652,388         3.2
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term Securities
                                                   (Cost--$20,641,978)                           20,641,978         5.6
==========================================================================================================================
Total Investments (Cost--$296,554,837*)                                                         378,548,578       103.5

Liabilities in Excess of Other Assets                                                           (12,887,301)       (3.5)
                                                                                               ---------------------------
Net Assets                                                                                     $365,661,277       100.0
                                                                                               ===========================

      "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets.

* The cost and unrealized appreciation/depreciation on investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................     $300,190,875
                                                                   ============
      Gross unrealized appreciation ..........................     $100,834,680
      Gross unrealized depreciation ..........................      (22,476,977)
                                                                   ------------
      Net unrealized appreciation ............................     $ 78,357,703
                                                                   ============

+     Non-income producing security.
@ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
@@ Other interest represents beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                           Net         Dividend
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                           $(31,201,939)     $182,651
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                           $  4,814,262      $107,254
      Merrill Lynch Premier Institutional Fund         (2,279,374)     $  9,198
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration         Face         Unrealized
      Contracts      Issue               Date            Value      Appreciation
      --------------------------------------------------------------------------
       36            Russell            March
                     2000 Index          2005         $11,633,855       $137,245
      --------------------------------------------------------------------------

      Financial futures contracts sold as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration         Face         Unrealized
      Contracts      Issue               Date            Value      Depreciation
      --------------------------------------------------------------------------
       3             Russell            March
                     2000 Index          2005          $949,875        $(31,050)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


22      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Statement of Assets and Liabilities                Master Small Cap Index Series

As of December 31, 2004
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including
                        securities loaned of $10,888,830) (identified cost--$275,912,859)                       $ 357,906,600
                       Investments in affiliated securities, at value (identified
                        cost--$20,641,978) ...............................................                         20,641,978
                       Cash ..............................................................                            211,025
                       Cash on deposit for financial futures contracts ...................                            462,000
                       Receivables:
                          Dividends ......................................................    $     489,544
                          Contributions ..................................................          459,470
                          Securities sold ................................................          160,758
                          Securities lending .............................................           15,160
                          Interest from affiliates .......................................           14,893
                          Variation margin ...............................................            7,425         1,147,250
                                                                                              -------------
                       Prepaid expenses ..................................................                                719
                                                                                                                -------------
                       Total assets ......................................................                        380,369,572
                                                                                                                -------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .........................                         11,652,388
                       Payables:
                          Withdrawals ....................................................        2,207,235
                          Securities purchased ...........................................          555,364
                          Investment adviser .............................................            3,509
                          Other affiliates ...............................................            1,743         2,767,851
                                                                                              -------------
                       Accrued expenses and other liabilities ............................                            288,056
                                                                                                                -------------
                       Total liabilities .................................................                         14,708,295
                                                                                                                -------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                      $ 365,661,277
                                                                                                                =============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ................................................                      $ 283,561,341
                       Unrealized appreciation--net ......................................                         82,099,936
                                                                                                                -------------
                       Net Assets ........................................................                      $ 365,661,277
                                                                                                                =============

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     23

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                            Master Small Cap Index Series

For the Year Ended December 31, 2004
=============================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $1,401 foreign withholding tax) .................                      $   3,856,505
                       Interest (including $182,651 from affiliates) .....................                            184,147
                       Securities lending--net ...........................................                            116,452
                                                                                                                -------------
                       Total income ......................................................                          4,157,104
                                                                                                                -------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                       Professional fees .................................................    $     116,161
                       Custodian fees ....................................................           58,361
                       Accounting services ...............................................           52,444
                       Investment advisory fees ..........................................           34,958
                       Trustees' fees and expenses .......................................            3,500
                       Printing and shareholder reports ..................................            1,107
                       Pricing fees ......................................................               15
                       Other .............................................................           10,526
                                                                                              -------------
                       Total expenses before reimbursement ...............................          277,072
                       Reimbursement of expenses .........................................           (2,910)
                                                                                              -------------
                       Total expenses after reimbursement ................................                            274,162
                                                                                                                -------------
                       Investment income--net ............................................                          3,882,942
                                                                                                                -------------
=============================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on:
                          Investments--net ...............................................       13,314,585
                          Futures contracts--net .........................................        1,179,349        14,493,934
                                                                                              -------------
                       Change in unrealized appreciation on:
                          Investments--net ...............................................       39,572,294
                          Futures contracts--net .........................................       (1,698,361)       37,873,933
                                                                                              -------------------------------
                       Total realized and unrealized gain--net ...........................                         52,367,867
                                                                                                                -------------
                       Net Increase in Net Assets Resulting from Operations ..............                      $  56,250,809
                                                                                                                =============

      See Notes to Financial Statements.


24      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                    For the Year Ended
                                                                                                        December 31,
                                                                                              -------------------------------
Increase (Decrease) in Net Assets:                                                                 2004              2003
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $   3,882,942     $   2,565,223
                       Realized gain--net ................................................       14,493,934           459,569
                       Change in unrealized appreciation--net ............................       37,873,933        85,865,588
                                                                                              -------------------------------
                       Net increase in net assets resulting from operations ..............       56,250,809        88,890,380
                                                                                              -------------------------------
=============================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .......................................      309,457,896        87,919,756
                       Fair value of withdrawals .........................................     (335,706,893)      (23,066,142)
                                                                                              -------------------------------
                       Net increase (decrease) in net assets derived from capital
                        transactions .....................................................      (26,248,997)       64,853,614
                                                                                              -------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ......................................       30,001,812       153,743,994
                       Beginning of year .................................................      335,659,465       181,915,471
                                                                                              -------------------------------
                       End of year .......................................................    $ 365,661,277     $ 335,659,465
                                                                                              ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     25

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                               Master Small Cap Index Series

                                                                                        For the Year Ended
                                                                                           December 31,
The following ratios have been derived                          -----------------------------------------------------------------
from information provided in the financial statements.             2004          2003          2002           2001          2000+
=================================================================================================================================
Total Investment Return*
---------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ..............      18.15%        47.11%       (20.19%)         2.37%           --
                                                                =================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .......        .08%          .09%          .08%           .08%          .09%
                                                                =================================================================
                       Expenses .............................        .08%          .10%          .14%           .13%          .13%
                                                                =================================================================
                       Investment income--net ...............       1.11%         1.13%         1.26%          1.45%         1.90%
                                                                =================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $365,661      $335,659      $181,915       $182,968      $169,244
                                                                =================================================================
                       Portfolio turnover ...................      37.74%        28.57%        39.00%         48.50%        50.51%
                                                                =================================================================

* The Series' Investment Adviser has agreed to reimburse the Series for a portion of its expenses. Without such reimbursement, the Series' performance would have been lower.
+ Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.


26      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Notes to Financial Statements                      Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     27

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)          Master Small Cap Index Series

      margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. FAM reimbursed the Series for the amount of $2,910.


28      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Notes to Financial Statements (concluded)          Master Small Cap Index Series

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of December 31, 2004, the Series lent securities with a value of $246,974 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the year ended December 31, 2004, MLIM, LLC received $50,177 in securities lending agent fees from the Series.

For the year ended December 31, 2004, the Series reimbursed FAM $7,957 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2004 were $138,270,159 and $125,776,247, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     29

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm
                                                   Master Small Cap Index Series

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of the Quantitative Master Series Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2005


30      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Officers and Directors/Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President and Chairman of the Merrill Lynch           124 Funds       None
Glenn*      Princeton, NJ  and          present  Investment Managers, L.P. ("MLIM")/Fund Asset         163 Portfolios
            08543-9011     Director/             Management, L.P. ("FAM")-advised funds since
            Age: 64        Trustee               1999; Chairman (Americas Region) of MLIM from
                                                 2000 to 2002; Executive Vice President of MLIM and
                                                 FAM (which terms as used herein include their
                                                 corporate predecessors) from 1983 to 2002; President
                                                 of FAM Distributors, Inc. ("FAMD") from 1986 to 2002
                                                 and Director thereof from 1991 to 2002; Executive
                                                 Vice President and Director of Princeton Services, Inc.
                                                 ("Princeton Services") from 1993 to 2002; President
                                                 of Princeton Administrators, L.P. from 1989 to 2002;
                                                 Director of Financial Data Services, Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund/Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Director/    2002 to  General Partner of The Burton Partnership, Limited    23 Funds        ITC Delta-
Burton      Princeton, NJ  Trustee      present  Partnership (an Investment Partnership) since         42 Portfolios   Com, Inc.,
            08543-9095                           1979; Managing General Partner of The South                           Knology,
            Age: 60                              Atlantic Venture Funds since 1983; Member of                          Inc.,
                                                 the Investment Advisory Committee of the                              Symbion, Inc.
                                                 Florida State Board of Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Director/    2000 to  James R. Williston Professor of Investment Manage-    24 Funds        Cambridge
Crum        Princeton, NJ  Trustee      present  ment Emeritus, Harvard Business School since 1996;    43 Portfolios   Bancorp
            08543-9095                           James R. Williston Professor of Investment Manage-
            Age: 72                              ment, Harvard Business School from 1971 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Director/    2000 to  Professor of Finance and Economics, Graduate          23 Funds        None
Simon       Princeton, NJ  Trustee      present  School of Business, Columbia University since 1998.   42 Portfolios
Hodrick     08543-9095
            Age: 42
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Director/    2003 to  Consultant with Putnam Investments from 1993 to       23 Funds        None
Walsh       Princeton, NJ  Trustee      present  2003 and employed in various capacities therewith     42 Portfolios
            08543-9095                           from 1973 to 1992; Director, The National Audubon
            Age: 63                              Society since 1998; Director, The American
                                                 Museum of Fly Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Director/    2000 to  Managing Director of FGW Associates since 1997;       23 Funds        Watson
Weiss       Princeton, NJ  Trustee      present  Vice President, Planning, Investment and Devel-       42 Portfolios   Pharma-
            08543-9095                           opment of Warner Lambert Co. from 1979 to 1997;                       ceuticals,
            Age: 63                              Director of Michael J. Fox Foundation for Parkinson's                 Inc.
                                                 Research since 2000; Director of BTG International
                                                 Plc (a global technology commercialization
                                                 company) since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     31

[LOGO] Merrill Lynch Investment Managers

Officers and Directors/Trustees (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and          and      since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from
            Age: 44        Treasurer    1999 to  1990 to 1997; Director of Taxation of MLIM since 1990.
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior Vice  1999 to  President of MLIM/FAM-advised funds since 2005; President of MLIM and FAM since
Doll, Jr.   Princeton, NJ  President    present  2001; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice President
            08543-9011                           from 1999 to 2001; President and Director of Princeton Services, Inc. since 2001;
            Age: 50                              President of Princeton Administrators, L.P. since 2001; Chief Investment Officer of
                                                 Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard J.  P.O. Box 9011  Vice         1999 to  Managing Director and Head of Global Index and Enhanced Index products for Merrill
Vella       Princeton, NJ  President    present  Lynch Quantitative Advisors since 1999; Managing Director and Head of the Global
            08543-9011                           Index and Enhanced Index business at Bankers Trust from 1984 to 1999.
            Age: 48
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Secretary of MLIM, FAM, FAMD and Princeton Services since 2004; Director (Legal
Pellegrino  Princeton, NJ               present  Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to 2002; Attorney
            08543-9011                           associated with MLIM since 1997.
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor -- MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn, President and Director/Trustee and M. Colyer Crum, Director/Trustee of Merrill Lynch Small Cap Index Fund and Master Series Trust retired. The Fund's/Trust's Board of Directors/Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Executive Officer of the Fund and the Trust.
--------------------------------------------------------------------------------


32      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


        MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004     33

[LOGO] Merrill Lynch Investment Managers

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


34      MERRILL LYNCH SMALL CAP INDEX FUND              DECEMBER 31, 2004

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                               #Index 3 -- 12/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         Small Cap Index Fund of Merrill Lynch Index Funds, Inc.

         (a) Audit Fees -         Fiscal Year Ending December 31, 2004 - $6,200
                                  Fiscal Year Ending December 31, 2003 - $6,000

         Master Small Cap Index Series of Quantitative Master Series Trust

         (a) Audit Fees -         Fiscal Year Ending December 31, 2004 - $41,000
                                  Fiscal Year Ending December 31, 2003 - $40,400

         Small Cap Index Fund of Merrill Lynch Index Funds, Inc.

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         Master Small Cap Index Series of Quantitative Master Series Trust

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $12,000

         The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

         Small Cap Index Fund of Merrill Lynch Index Funds, Inc.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2004 - $5,200
                                  Fiscal Year Ending December 31, 2003 - $5,400

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Small Cap Index Series of Quantitative Master Series Trust

         (c) Tax Fees -           Fiscal Year Ending December 31, 2004 - $15,000
                                  Fiscal Year Ending December 31, 2003 - $13,500

         The nature of the services include tax compliance, tax advice and tax planning.

         Small Cap Index Fund of Merrill Lynch Index Funds, Inc.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         Master Small Cap Index Series of Quantitative Master Series Trust

         (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2004 - $11,926,355
             Fiscal Year Ending December 31, 2003 - $18,621,495

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master Small Cap Index Series (the "Series"), one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and for the year then ended and have issued our report thereon dated February 23, 2005, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments (the "Schedule") as of December 31, 2004 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

February 23, 2005

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.8%                    3,400  + 24/7 Real Media, Inc.                                 $      14,926
                                              14,500  + aQuantive, Inc.                                             129,630
                                              10,535    Advo, Inc.                                                  375,573
                                              15,600    Catalina Marketing Corp.                                    462,228
                                                 800  + Greenfield Online, Inc.                                      17,592
                                                 248    Grey Global Group, Inc.                                     272,798
                                               7,433  + RH Donnelley Corp.                                          438,919
                                              16,400  + Valassis Communications, Inc.                               574,164
                                              26,500  + Valueclick, Inc.                                            353,245
                                               7,200  + Ventiv Health, Inc.                                         146,304
                                                                                                               ------------
                                                                                                                  2,785,379
---------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                               6,434    Curtiss-Wright Corp.                                        369,376
                                               2,400  + Ducommun, Inc.                                               50,040
                                               6,426    Heico Corp.                                                 145,163
                                               1,700  + MTC Technologies, Inc.                                       57,069
                                               9,009  + Moog, Inc. Class A                                          408,558
                                              16,335  + Orbital Sciences Corp.                                      193,243
                                              11,334  + Teledyne Technologies, Inc.                                 333,560
                                               3,900    United Industrial Corp.                                     151,086
                                                                                                              -------------
                                                                                                                  1,708,095
---------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching - 0.1%          1,200    Alico, Inc.                                                  70,224
                                              13,378    Delta & Pine Land Co.                                       364,952
                                                                                                              -------------
                                                                                                                    435,176
---------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                          12,168  + AAR Corp.                                                   165,728
                                              27,620  + Airtran Holdings, Inc.(c)                                   295,534
                                               8,299  + Alaska Air Group, Inc.                                      277,933
                                              11,600  + America West Holdings Corp. Class B(c)                       76,328
                                               7,800  + Aviall, Inc.                                                179,166
                                              18,900  + Continental Airlines, Inc. Class B(c)                       255,906
                                              36,300  + Delta Air Lines, Inc.(c)                                    271,524
                                              10,495  + EGL, Inc.                                                   313,695
                                               9,600  + ExpressJet Holdings, Inc.                                   123,648
                                               3,723  + FLYi, Inc.                                                    6,590
                                              12,355  + Frontier Airlines, Inc.                                     140,971
                                              10,556  + Mesa Air Group, Inc.                                         83,815
                                              22,400  + Northwest Airlines Corp.(c)                                 244,832
                                               7,385  + Offshore Logistics, Inc.                                    239,791
                                               4,400  + Pinnacle Airlines Corp.                                      61,336
                                              20,200    Skywest, Inc.                                               405,212
                                                                                                              -------------
                                                                                                                  3,142,009
---------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                9,600  + Aleris International, Inc.                                  162,432
                                               5,502  + Century Aluminum Co.                                        144,482
                                                                                                              -------------
                                                                                                                    306,914
---------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                1,843  + Aftermarket Technology Corp.                                 29,672
                                               5,000  + Keystone Automotive Industries, Inc.                        116,250
                                               3,200  + Sports Resorts International, Inc.                            8,512
                                               3,300    Standard Motor Products, Inc.                                52,140
                                               5,699    Superior Industries International                           165,556
                                               6,600  + TBC Corp.                                                   183,480
                                                                                                              -------------
                                                                                                                    555,610
---------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%         21,800    ArvinMeritor, Inc.                                          487,666
                                              12,678  + Collins & Aikman Corp.                                       55,276
                                              14,500  + Hayes Lemmerz International, Inc.                           128,035
                                               3,300    Noble International Ltd.                                     67,287
                                               2,273    Sauer-Danfoss, Inc.                                          49,574
                                               3,787  + Stoneridge, Inc.                                             57,297
                                                 800  + Strattec Security Corp.                                      50,096
                                              13,900  + Tenneco Automotive, Inc.                                    239,636
                                               8,871  + Tower Automotive, Inc.(c)                                    21,202
                                              37,400    Visteon Corp.                                               365,398
                                                                                                              -------------
                                                                                                                  1,521,467
---------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts - 0.2%                     1,550  + Commercial Vehicle Group, Inc.                               33,836
                                               8,194    Modine Manufacturing Co.                                    276,711
                                               9,545  + Wabash National Corp.                                       257,047
                                                                                                              -------------
                                                                                                                    567,594
---------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                      500  + Signature Bank                                               16,180
---------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 7.9.%           3,940    1st Source Corp.                                            100,509
                                               3,100    ABC Bancorp                                                  65,100
                                               3,621    Alabama National Bancorporation                             233,554
                                               8,318    Amcore Financial, Inc.                                      267,673
                                               4,950  + AmericanWest Bancorp                                        100,237
                                               2,726    Arrow Financial Corp.                                        84,506
                                               1,200    BancTrust Financial Group, Inc.                              29,064
                                               1,045    Bancfirst Corp.                                              82,534
                                               4,715  + The Bancorp Inc.                                             75,440
                                              24,500    Bancorpsouth, Inc.                                          597,065
                                               4,086    Bank of Granite Corp.                                        85,397

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                   3,000    Bank of the Ozarks, Inc.                              $     102,090
(continued)                                    3,313    Banner Corp.                                                103,332
                                               7,193    Boston Private Financial Holdings, Inc.                     202,627
                                               2,300    Bryn Mawr Bank Corp.                                         50,577
                                              12,128    CVB Financial Corp.                                         322,120
                                               1,600    Camden National Corp.                                        63,056
                                               2,577    Capital City Bank Group, Inc.                               107,719
                                               1,700    Capital Corp. of the West                                    79,902
                                                 600  + Capital Crossing Bank                                        18,414
                                               2,300    Capitol Bancorp Ltd.                                         81,006
                                               5,500    Cascade Bancorp                                             110,550
                                              14,444    Cathay General Bancorp                                      541,650
                                               3,200    Center Financial Corp.                                       64,064
                                               2,886  + Central Coast Bancorp                                        66,638
                                               9,848    Central Pacific Financial Corp.                             356,202
                                               2,200    Century Bancorp, Inc.                                        64,900
                                               7,951    Chemical Financial Corp.                                    341,257
                                              13,982    Chittenden Corp.                                            401,703
                                              12,600    Citizens Banking Corp.                                      432,810
                                               2,299    City Bank                                                    82,074
                                               6,293    City Holding Co.                                            228,058
                                               1,800    Clifton Savings Bancorp, Inc.                                21,870
                                               4,126    CoBiz, Inc.                                                  83,758
                                               1,900    Columbia Bancorp                                             64,961
                                               6,341    Columbia Banking System, Inc.                               158,462
                                               8,300    Community Bank System, Inc.                                 234,475
                                               3,177    Community Banks, Inc.                                        89,464
                                               3,924    Community Trust Bancorp, Inc.                               126,971
                                               5,152    Corus Bankshares, Inc.                                      247,347
                                              14,896    East-West Bancorp, Inc.                                     625,036
                                               1,400  + EuroBancshares, Inc.                                         29,400
                                               1,900    FNB Corp.(c)                                                 53,884
                                               1,885    Farmers Capital Bank Corp.                                   77,172
                                               1,700    Financial Institutions, Inc.                                 39,525
                                              11,400    First Bancorp/Puerto Rico                                   724,014
                                               3,036    First Bancorp/Troy NC                                        82,488
                                               4,014    First Busey Corp.                                            83,772
                                               9,523    First Charter Corp.                                         249,217
                                               2,047    First Citizens BancShares, Inc. Class A                     303,468
                                              21,440    First Commonwealth Financial Corp.                          329,962
                                               4,400    First Community Bancorp, Inc.                               187,880
                                               2,894    First Community Bancshares, Inc.                            104,416
                                              10,087    First Financial Bancorp                                     176,523
                                               4,165    First Financial Bankshares, Inc.                            186,634
                                               4,444    First Financial Corp.                                       155,673
                                               5,546    First Merchants Corp.                                       156,952
                                              15,600    First Midwest Bancorp, Inc.                                 566,124
                                               1,150    First Oak Brook Bancshares, Inc.                             37,272
                                               3,400    First State Bancorporation                                  124,984
                                                 600    The First of Long Island Corp.                               29,868
                                               5,400  + Franklin Bank Corp.                                          98,550
                                               4,741    Frontier Financial Corp.                                    183,050
                                               1,000    GB&T Bancshares, Inc.                                        24,120
                                               2,035    German American Bancorp                                      32,764
                                               7,075    Glacier Bancorp, Inc.                                       240,833
                                              10,122    Gold Banc Corp., Inc.                                       147,984
                                              14,900    Greater Bay Bancorp                                         415,412
                                               9,054    Hancock Holding Co.                                         302,947
                                               4,152    Hanmi Financial Corp.                                       149,223
                                               8,660    Harleysville National Corp.                                 230,356
                                               3,000    Heartland Financial USA, Inc.                                60,330
                                               7,081    Independent Bank Corp./MI                                   211,226
                                               4,845    Independent Bank Corp./Rockland MA                          163,519
                                               5,074    Integra Bank Corp.                                          117,260
                                               3,400    Interchange Financial Services Corp.                         88,128
                                               5,848    Irwin Financial Corp.                                       166,025
                                               3,998    Lakeland Bancorp, Inc.                                       70,165
                                               1,700    Lakeland Financial Corp.                                     67,490
                                               5,950    MB Financial, Inc.                                          250,793
                                               3,477    MBT Financial Corp.                                          80,910
                                               2,677    Macatawa Bank Corp.                                          86,440
                                               4,256    Main Street Banks, Inc.                                     148,662
                                               3,167    MainSource Financial Group, Inc.                             75,623
                                               2,380    Mercantile Bank Corp.                                        94,010
                                                   1    Mercantile Bankshares Corp.                                      52
                                               7,950    Mid-State Bancshares                                        227,768
                                               3,580    Midwest Banc Holdings, Inc.                                  78,295

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                   2,129    NBC Capital Corp.                                     $      56,568
(concluded)                                   10,913    NBT Bancorp, Inc.                                           280,682
                                               7,300    Nara Bancorp, Inc.                                          155,271
                                               9,162    National Penn Bancshares, Inc.                              253,787
                                               1,831    Oak Hill Financial, Inc.                                     71,024
                                              21,900    Old National Bancorp                                        566,334
                                               4,376    Old Second Bancorp, Inc.                                    139,507
                                               2,541    Omega Financial Corp.                                        87,105
                                               6,218    Oriental Financial Group                                    176,040
                                              15,062    Pacific Capital Bancorp                                     511,957
                                               4,515    Park National Corp.                                         611,783
                                               2,398    Peapack Gladstone Financial Corp.                            75,657
                                               1,761    Pennrock Financial Services Corp.                            68,521
                                               4,510    Peoples Bancorp, Inc.                                       123,709
                                               2,432    Peoples Holding Co.                                          80,499
                                               7,000  + Piper Jaffray Cos.                                          335,650
                                               1,050    Placer Sierra Bancshares                                     29,862
                                               6,296    PrivateBancorp, Inc.                                        202,920
                                               5,200    Prosperity Bancshares, Inc.                                 151,892
                                              11,224    Provident Bankshares Corp.                                  408,217
                                               9,711    R-G Financial Corp. Class B                                 377,564
                                               2,684    Republic Bancorp, Inc. Class A                               68,979
                                              23,309    Republic Bancorp, Inc.                                      356,162
                                               5,501  + Riggs National Corp.                                        116,951
                                               1,444    Royal Bancshares of Pennsylvania Class A                     39,026
                                               7,863    S&T Bancorp, Inc.                                           296,356
                                               2,569    SCBT Financial Corp.                                         86,235
                                               2,800    SY Bancorp, Inc.                                             67,480
                                               4,814    Sandy Spring Bancorp, Inc.                                  184,521
                                               1,603    Santander BanCorp                                            48,346
                                               3,858    Seacoast Banking Corp. of Florida                            85,841
                                                 700    Security Bank Corp.                                          28,000
                                              10,200  + Silicon Valley Bancshares                                   457,164
                                               4,400    Simmons First National Corp. Class A                        127,380
                                                 900    Smithtown Bancorp, Inc.                                      28,575
                                               2,000    Southern Community Financial Corp.                           20,700
                                               3,134    Southside Bancshares, Inc.                                   71,612
                                              20,104    Southwest Bancorp of Texas, Inc.                            468,222
                                               4,800    Southwest Bancorp, Inc.                                     117,504
                                               2,168    State Bancorp, Inc.                                          59,620
                                               1,800    State Financial Services Corp. Class A                       54,180
                                              15,176    Sterling Bancshares, Inc.                                   216,562
                                               7,162    Sterling Financial Corp.                                    205,335
                                               3,600    Suffolk Bancorp                                             125,388
                                               3,688  + Sun Bancorp, Inc.                                            92,126
                                              13,016    Susquehanna Bancshares, Inc.                                324,749
                                                 200    Taylor Capital Group, Inc.                                    6,700
                                               8,261  + Texas Capital Bancshares, Inc.                              178,603
                                              13,976    Texas Regional Bancshares, Inc. Class A                     456,736
                                               2,620    Tompkins Trustco, Inc.                                      140,144
                                               3,700    Trico Bancshares                                             86,580
                                              24,661    Trustco Bank Corp. NY                                       340,075
                                              14,527    Trustmark Corp.                                             451,354
                                               4,976    UMB Financial Corp.                                         281,940
                                               3,830    USB Holding Co., Inc.                                        95,367
                                              15,250    Umpqua Holdings Corp.                                       384,453
                                               2,400    Union Bankshares Corp.                                       92,232
                                              12,800    United Bankshares, Inc.                                     488,320
                                               9,000    United Community Banks, Inc.                                242,370
                                               1,900    Univest Corp. of Pennsylvania                                87,438
                                               7,219    Unizan Financial Corp.                                      190,221
                                               3,450  + Virginia Commerce Bancorp(c)                                 97,704
                                               2,300    Virginia Financial Group, Inc.                               84,318
                                               4,400    Washington Trust Bancorp, Inc.                              128,964
                                               6,363    WesBanco, Inc.                                              203,425
                                               3,990    West Bancorporation, Inc.                                    70,264
                                               4,700    West Coast Bancorp                                          119,427
                                              10,583    Westamerica Bancorporation                                  617,095
                                               2,120  + Western Sierra Bancorp                                       81,313
                                               6,000  + Wilshire Bancorp, Inc.                                       99,240
                                               6,200    Wintrust Financial Corp.                                    353,152
                                               3,700    Yardville National Bancorp                                  126,762
                                                                                                              -------------
                                                                                                                 28,721,095
---------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%            2,500  + Boston Beer Co., Inc. Class A                                53,175
---------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                     987    Coca-Cola Bottling Co. Consolidated                          56,318
                                               1,710    Farmer Bros Co.                                              41,450
                                               2,600  + Hansen Natural Corp.                                         95,108

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                          2,390    National Beverage Corp.                               $      19,885
(concluded)                                    3,900  + Peet's Coffee & Tea, Inc.                                   103,233
                                                                                                              -------------
                                                                                                                    315,994
---------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                      27,500  + Abgenix, Inc.                                               284,350
Production - 2.4%                              8,285  + Accelrys, Inc.                                               64,623
                                               5,600  + Aksys Ltd.(c)                                                31,136
                                               9,687  + Albany Molecular Research, Inc.                             107,913
                                               7,280  + Alexion Pharmaceuticals, Inc.                               183,456
                                               9,913  + Antigenics, Inc.(c)                                         100,320
                                              24,200  + Applera Corp. - Celera Genomics Group                       332,750
                                              18,019  + Ariad Pharmaceuticals, Inc.                                 133,881
                                               5,800  + Array Biopharma, Inc.                                        55,216
                                               5,920  + Arthrocare Corp.                                            189,795
                                              24,600  + Avant Immunotherapeutics, Inc.                               49,446
                                              18,900  + Axonyx, Inc.                                                116,046
                                                 900  + Barrier Therapeutics, Inc.                                   14,940
                                               4,200  + Bioenvision, Inc.                                            37,632
                                               3,400  + CancerVax Corp.                                              36,890
                                              11,424  + Cell Genesys, Inc.                                           92,534
                                              16,731  + Cell Therapeutics, Inc.                                     136,190
                                               7,700  + Ciphergen Biosystems, Inc.(c)                                33,110
                                              18,557  + Corixa Corp.                                                 67,547
                                              14,267  + Cubist Pharmaceuticals, Inc.                                168,779
                                              13,600  + CuraGen Corp.(c)                                             97,376
                                               9,700  + Curis, Inc.                                                  50,634
                                               8,300  + Cypress Bioscience, Inc.                                    116,117
                                               1,300  + Cytokinetics, Inc.                                           13,325
                                              15,900  + deCODE genetics, Inc.(c)                                    124,179
                                               4,424  + Digene Corp.                                                115,688
                                              14,700  + Discovery Laboratories, Inc.                                116,571
                                               7,878  + Diversa Corp.                                                68,854
                                               5,500  + Dov Pharmaceutical, Inc.                                     99,275
                                              10,800  + Dyax Corp.                                                   77,976
                                              17,496  + Encysive Pharmaceuticals, Inc.                              173,735
                                              12,200  + Enzon Pharmaceuticals, Inc.                                 167,384
                                              19,518  + Exelixis, Inc.                                              185,421
                                               1,900  + Genencor International, Inc.                                 31,160
                                              29,957  + Genta, Inc.(c)                                               52,724
                                              16,129  + Geron Corp.                                                 128,548
                                              43,200  + Human Genome Sciences, Inc.                                 519,264
                                              14,209  + Immunomedics, Inc.                                           43,195
                                              22,924  + Incyte Corp.                                                229,011
                                              11,200  + Inkine Pharmaceutical Co.                                    60,256
                                               7,100  + Integra LifeSciences Holdings Corp.                         262,203
                                               9,514  + InterMune, Inc.                                             126,156
                                               9,300  + Isolagen, Inc.(c)                                            73,191
                                               2,100  + Kensey Nash Corp.                                            72,513
                                               5,600  + Keryx Biopharmaceuticals, Inc.                               64,792
                                               5,700  + Kosan Biosciences, Inc.                                      39,501
                                              18,605  + Lexicon Genetics, Inc.                                      144,282
                                               1,950  + MannKind Corp.                                               30,713
                                                 300  + Marshall Edwards, Inc.                                        2,684
                                              11,400  + Maxim Pharmaceuticals, Inc.                                  34,428
                                               7,301  + Maxygen, Inc.                                                93,380
                                               2,300  + Myogen, Inc.                                                 18,561
                                               9,400  + Myriad Genetics, Inc.                                       211,594
                                              12,923  + NPS Pharmaceuticals, Inc.                                   236,232
                                              19,054  + Nabi Biopharmaceuticals                                     279,141
                                              13,900  + Nanogen, Inc.(c)                                            102,304
                                               5,600  + Neurogen Corp.                                               52,416
                                               7,100  + Northfield Laboratories, Inc.(c)                            160,105
                                              10,800  + Nuvelo, Inc.                                                106,380
                                              16,200  + Oscient Pharmaceuticals Corp.                                59,130
                                              13,000  + Palatin Technologies, Inc.                                   34,580
                                              40,555  + Peregrine Pharmaceuticals, Inc.(c)                           47,449
                                              24,200  + Pharmos Corp.                                                34,364
                                               3,900  + Progenics Pharmaceuticals, Inc.                              66,924
                                               7,700  + Regeneration Technologies, Inc.                              80,696
                                               4,170  + Rigel Pharmaceuticals, Inc.                                 101,831
                                               7,800  + Seattle Genetics, Inc.                                       50,934
                                              10,572  + Serologicals Corp.                                          233,853
                                               8,245  + Tanox, Inc.                                                 125,324
                                              15,032  + Telik, Inc.                                                 287,712
                                               4,800  + Third Wave Technologies, Inc.                                41,280
                                              10,240  + Transkaryotic Therapies, Inc.                               259,994
                                               5,638  + Trimeris, Inc.                                               79,890
                                              17,406  + Vicuron Pharmaceuticals, Inc.                               303,038

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production           21,400  + Vion Pharmaceuticals, Inc.                            $     100,152
(concluded)                                    5,000  + Zymogenetics, Inc.                                          115,000
                                                                                                              -------------
                                                                                                                  8,839,974
---------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                      2,600    Ameron International Corp.                                   98,540
                                               5,000    Building Material Holding Corp.                             191,450
                                               6,512    LSI Industries, Inc.                                         74,562
                                               5,168  + NCI Building Systems, Inc.                                  193,800
                                              10,932    Simpson Manufacturing Co., Inc.                             381,527
                                               7,345    Texas Industries, Inc.                                      458,181
                                               3,409  + Trex Co., Inc.                                              178,768
                                               6,165    Watsco, Inc.                                                217,131
                                                                                                              -------------
                                                                                                                  1,793,959
---------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.2%             14,635    Lennox International, Inc.                                  297,822
                                              12,038    York International Corp.                                    415,793
                                                                                                              -------------
                                                                                                                    713,615
---------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.1%                        5,478    Eagle Materials, Inc.                                       473,025
                                               3,200  + US Concrete, Inc.                                            24,544
                                                                                                              -------------
                                                                                                                    497,569
---------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%            1,800  + Aaon, Inc.                                                   28,926
                                              24,950  + Jacuzzi Brands, Inc.                                        217,065
                                                                                                              -------------
                                                                                                                    245,991
---------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                 9,300  + Comfort Systems USA, Inc.                                    71,424
                                               3,300  + Drew Industries, Inc.                                       119,361
                                               8,447  + Griffon Corp.                                               228,069
                                                                                                              -------------
                                                                                                                    418,854
---------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.2%           7,451    ElkCorp                                                     254,973
                                              10,800  + USG Corp.(c)                                                434,916
                                                                                                              -------------
                                                                                                                    689,889
---------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%              89,300  + Charter Communications, Inc. Class A(c)                     200,032
                                               5,898  + Crown Media Holdings, Inc. Class A                           50,723
                                              17,500  + Insight Communications Co., Inc. Class A                    162,225
                                              17,994  + TiVo, Inc.(c)                                               105,625
                                                                                                              -------------
                                                                                                                    518,605
---------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 1.0%                     17,800  + Alliance Gaming Corp.                                       245,818
                                               4,500    Ameristar Casinos, Inc.                                     193,995
                                               7,825  + Argosy Gaming Co.                                           365,427
                                               9,791  + Aztar Corp.                                                 341,902
                                              10,715    Boyd Gaming Corp.                                           446,280
                                               1,632    Churchill Downs, Inc.                                        72,950
                                               3,115    Dover Downs Gaming & Entertainment, Inc.                     40,806
                                               1,400  + Empire Resorts, Inc.(c)                                      15,442
                                               5,375  + Isle of Capri Casinos, Inc.                                 137,869
                                               6,900  + Lakes Entertainment, Inc.(c)                                112,401
                                               9,000  + MTR Gaming Group, Inc.                                       95,040
                                               8,100  + Magna Entertainment Corp. Class A                            48,762
                                               9,000  + Multimedia Games, Inc.                                      141,840
                                                 800  + Nevada Gold & Casinos, Inc.                                   9,760
                                              11,764  + Pinnacle Entertainment, Inc.                                232,692
                                              18,400  + Scientific Games Corp. Class A                              438,656
                                               8,000  + Shuffle Master, Inc.(c)                                     376,800
                                               6,412  + WMS Industries, Inc.                                        215,058
                                                                                                              -------------
                                                                                                                  3,531,498
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                               6,750    Aceto Corp.                                                 128,520
                                              18,800    Airgas, Inc.                                                498,388
                                              11,000    Albemarle Corp.                                             425,810
                                               1,200    American Vanguard Corp.                                      44,136
                                               6,456    Arch Chemicals, Inc.                                        185,804
                                               7,100  + Cabot Microelectronics Corp.                                284,355
                                              11,201    Calgon Carbon Corp.                                         101,705
                                               7,385    Cambrex Corp.                                               200,133
                                              37,960    Crompton Corp.                                              447,928
                                              11,500    Cytec Industries, Inc.                                      591,330
                                               2,700  + EnerSys                                                      41,175
                                               5,464  + Energy Conversion Devices, Inc.                             105,564
                                               8,300  + Exide Technologies                                          114,374
                                              11,700  + FMC Corp.                                                   565,110
                                               8,337    Georgia Gulf Corp.                                          415,183
                                              14,700    Great Lakes Chemical Corp.                                  418,803
                                              36,100  + Hercules, Inc.                                              536,085
                                               8,967    MacDermid, Inc.                                             323,709
                                               3,641  + Medis Technologies Ltd.(c)                                   66,812
                                               2,634  + NL Industries                                                58,211
                                               4,400  + NewMarket Corp.                                              87,560
                                                 900  + Nuco2, Inc.                                                  19,971
                                               9,800  + OM Group, Inc.                                              317,716
                                               2,400    Octel Corp.                                                  49,944
                                              10,595  + Omnova Solutions, Inc.                                       59,544

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Chemicals                                     30,667  + PolyOne Corp.                                         $     277,843
(concluded)                                    2,700    Quaker Chemical Corp.                                        67,068
                                              11,206    Schulman A, Inc.                                            239,920
                                               1,755    Stepan Co.                                                   42,752
                                               3,600  + Ultralife Batteries, Inc.                                    70,020
                                              15,300  + Valence Technology, Inc.(c)                                  47,430
                                              22,200  + WR Grace & Co.                                              302,142
                                               1,850    Westlake Chemical Corp.                                      61,790
                                                                                                              -------------
                                                                                                                  7,196,835
---------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.4%        10,758  + Arbitron, Inc.                                              421,498
                                             124,900  + CMGI, Inc.                                                  318,495
                                               8,561  + infoUSA, Inc.                                                95,798
                                               5,700  + LECG Corp.                                                  106,305
                                              31,600  + Looksmart                                                    69,204
                                               1,600  + MarketWatch, Inc.                                            28,800
                                               3,100  + Neoforma, Inc.(c)                                            23,839
                                               7,974  + ProQuest Co.                                                236,828
                                               6,053  + Sourcecorp                                                  115,673
                                                                                                              -------------
                                                                                                                  1,416,440
---------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%                 12,800  + Entravision Communications Corp. Class A                    106,880
---------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.0%              13,200  + Airspan Networks, Inc.                                       71,676
                                               7,522  + Anaren, Inc.                                                 97,485
                                               8,472    Anixter International, Inc.                                 304,907
                                              13,500  + Aspect Communications Corp.                                 150,390
                                               1,400  + Atheros Communications Inc.                                  14,350
                                              19,278  + Avanex Corp.                                                 63,810
                                               3,159    Bel Fuse, Inc.                                              106,743
                                               4,288    Black Box Corp.                                             205,910
                                              12,550  + Broadwing Corp.(c)                                          114,330
                                              83,400  + Brocade Communications Systems, Inc.                        637,176
                                              17,700  + CSG Systems International                                   330,990
                                               7,200  + Captaris, Inc.                                               37,152
                                               8,100  + Carrier Access Corp.                                         86,508
                                               1,672  + Catapult Communications Corp.                                40,395
                                              16,988  + CommScope, Inc.                                             321,073
                                               5,150  + Comtech Telecommunications Corp.                            193,691
                                                   8  + CycleLogic, Inc.                                                  0
                                               5,000  + Digi International, Inc.                                     85,950
                                               8,200  + Ditech Communications Corp.                                 122,590
                                              44,300  + Eagle Broadband, Inc.                                        29,238
                                               9,313  + Echelon Corp.                                                78,602
                                              69,600  + Enterasys Networks, Inc.                                    125,280
                                              20,200  + Entrust, Inc.                                                76,558
                                              35,800  + Extreme Networks                                            234,490
                                              52,100  + Finisar Corp.(c)                                            118,788
                                              25,096  + Harmonic, Inc.                                              209,301
                                              16,700  + Infonet Services Corp. Class B                               33,734
                                               5,477    Inter-Tel, Inc.                                             149,960
                                              11,100  + InterVoice, Inc.                                            148,185
                                               6,629  + Ixia                                                        111,433
                                               5,400  + j2 Global Communications, Inc.                               65,660
                                               6,700  + KVH Industries Inc.                                         186,300
                                              12,500  + NMS Communications Corp.                                     78,875
                                              17,080  + Net2Phone, Inc.                                              58,072
                                               5,500  + Netgear, Inc.                                               100,045
                                               9,900  + Network Equipment Technologies, Inc.                         97,218
                                               4,900  + Novatel Wireless, Inc.                                       94,962
                                              35,419  + Oplink Communications, Inc.                                  69,775
                                               6,083  + Optical Communication Products, Inc.                         15,208
                                               9,400  + Paradyne Networks Corp.                                      33,746
                                              10,300  + Redback Networks, Inc.                                       55,208
                                              22,440  + Remec, Inc.                                                 161,792
                                               6,408  + Seachange International, Inc.                               111,756
                                              13,188  + Secure Computing Corp.                                      131,616
                                               6,110  + Standard Microsystems Corp.                                 108,941
                                              27,871  + Stratex Networks, Inc.                                       62,988
                                              57,900  + Sycamore Networks, Inc.                                     235,074
                                               5,320    Talx Corp.                                                  137,203
                                              14,700  + Tekelec                                                     300,468
                                              80,300  + Terremark Worldwide, Inc.                                    51,392
                                                 400  + TippingPoint Technologies, Inc.                              18,680
                                               2,640  + Ulticom, Inc.                                                42,319
                                              35,500  + Verso Technologies, Inc.                                     25,560
                                               6,901  + Viasat, Inc.                                                167,487
                                              15,300  + WJ Communications                                            52,632
                                              10,031  + WebEx Communications, Inc.(c)                               238,537
                                              16,300  + Westell Technologies, Inc. Class A                          110,840

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Communications Technology                     14,975  + Zhone Technologies, Inc.                              $      37,138
(concluded)                                                                                                   -------------
                                                                                                                  7,150,187
---------------------------------------------------------------------------------------------------------------------------
Computer Services, Software & Systems -       11,300  + @Road Inc.                                                   78,083
4.9%                                          14,000  + ActivCard Corp.                                             124,600
                                              11,800  + Actuate Corp.                                                30,090
                                              17,302  + Agile Software Corp.                                        141,357
                                               5,700  + Altiris, Inc.                                               201,951
                                                 600  + Ansoft Corp.                                                 12,120
                                              11,900  + answerthink, Inc.                                            55,454
                                              10,432  + Ansys, Inc.                                                 334,450
                                               7,600  + Anteon International Corp.                                  318,136
                                              20,080  + Ariba, Inc.                                                 333,328
                                              17,995  + Ascential Software Corp.                                    293,498
                                              12,897  + AsiaInfo Holdings, Inc.                                      76,866
                                              16,308  + Aspen Technology, Inc.                                      101,273
                                               7,900  + Authentidate Holding Corp.(c)                                48,901
                                               1,600  + Blackboard, Inc.                                             23,696
                                               3,600  + Blue Coat Systems, Inc.                                      66,996
                                              27,667  + Borland Software Corp.                                      323,151
                                               8,716  + CACI International, Inc. Class A                            593,821
                                              27,800  + Chordiant Software, Inc.                                     63,384
                                              16,902  + Ciber, Inc.                                                 162,935
                                               6,100  + Concord Communications, Inc.                                 67,588
                                               8,400  + Concur Technologies, Inc.                                    74,844
                                               2,000  + Constellation 3D, Inc.                                            0
                                               4,900  + Covansys Corp.                                               74,970
                                              11,964  + Dendrite International, Inc.                                232,102
                                               5,137  + Digimarc Corp.                                               47,877
                                              10,500  + Digital River, Inc.                                         436,905
                                              15,607  + Digitas, Inc.                                               149,047
                                               6,600  + eCollege.com, Inc.                                           74,976
                                              16,139  + Electronics for Imaging                                     280,980
                                               5,930  + Embarcadero Technologies, Inc.                               55,801
                                              12,600  + Epicor Software Corp.                                       177,534
                                              25,180  + E.piphany, Inc.                                             121,619
                                               4,545  + EPIQ Systems, Inc.                                           66,539
                                               3,400  + Equinix, Inc.                                               145,316
                                              10,419  + F5 Networks, Inc.                                           507,614
                                              20,079  + Gartner, Inc. Class A                                       250,184
                                              11,606  + Hyperion Solutions Corp.                                    541,072
                                               3,800  + Infocrossing, Inc.(c)                                        64,334
                                              25,500  + Informatica Corp.                                           207,060
                                               4,300  + iGate Corp.                                                  17,415
                                              14,800  + Internet Capital Group, Inc.                                133,200
                                              13,000  + Internet Security Systems                                   302,250
                                               1,500  + Intervideo, Inc.                                             19,845
                                              14,425  + Interwoven, Inc.                                            156,944
                                               9,908  + JDA Software Group, Inc.                                    134,947
                                               6,300  + Jupitermedia Corp.                                          149,814
                                               1,300  + Kanbay International, Inc.                                   40,690
                                              16,958  + Keane, Inc.                                                 249,283
                                               4,438  + Keynote Systems, Inc.                                        61,777
                                                 300  + Kintera, Inc.                                                 2,703
                                              15,200  + Lawson Software, Inc.                                       104,424
                                              15,000  + Lionbridge Technologies                                     100,800
                                               7,400  + MAPICS, Inc.                                                 78,070
                                               5,974  + MRO Software, Inc.                                           77,781
                                               7,600  + MSC.Software Corp.                                           79,572
                                              15,800  + Macrovision Corp.                                           406,376
                                               8,200  + Magma Design Automation, Inc.                               102,992
                                               9,139  + Manhattan Associates, Inc.                                  218,239
                                               6,400  + Mantech International Corp. Class A                         151,936
                                              23,000  + Manugistics Group, Inc.                                      66,010
                                               8,200  + Mapinfo Corp.                                                98,236
                                              16,097  + Matrixone, Inc.                                             105,435
                                              24,100  + Mentor Graphics Corp.                                       368,489
                                               7,556  + Mercury Computer Systems, Inc.                              224,262
                                               2,400    Merge Technologies, Inc.                                     53,376
                                              27,300  + Micromuse, Inc.                                             151,515
                                               4,699  + Micros Systems, Inc.                                        366,804
                                               3,500    MicroStrategy, Inc. Class A                                 210,875
                                              18,874  + NetIQ Corp.                                                 230,452
                                               5,185  + Netscout Systems, Inc.                                       36,191
                                               4,800  + Open Solutions, Inc.                                        124,608
                                              21,333  + Openwave Systems, Inc.                                      329,808
                                               3,900  + Opnet Technologies, Inc.                                     32,838
                                              17,000  + Opsware, Inc.                                               124,780

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Computer Services, Software & Systems          6,926  + PC-Tel, Inc.                                          $      54,923
(concluded)                                    3,300  + PDF Solutions, Inc.                                          53,163
                                              10,907  + Packeteer, Inc.                                             157,606
                                               3,357  + PalmSource, Inc.                                             42,768
                                              85,200  + Parametric Technology Corp.                                 501,828
                                               2,077  + Pec Solutions, Inc.                                          29,431
                                               1,400  + Pegasystems, Inc.                                            11,942
                                              21,791  + Pinnacle Systems, Inc.                                      132,925
                                              11,308  + Progress Software Corp.                                     264,042
                                               3,500    QAD, Inc.                                                    31,220
                                              14,900  + Quest Software, Inc.                                        237,655
                                              33,200  + RealNetworks, Inc.                                          219,784
                                              19,400  + Retek, Inc.                                                 119,310
                                                 600  + SI International, Inc.                                       18,456
                                               3,789  + SPSS, Inc.                                                   59,260
                                               3,500  + SRA International, Inc. Class A                             224,700
                                               5,200    SS&C Technologies, Inc.                                     107,380
                                               8,261  + SYKES Enterprises, Inc.                                      57,414
                                                 800  + SYNNEX Corp.                                                 19,248
                                               7,099  + SafeNet, Inc.                                               260,817
                                               2,350  + Salesforce.com, Inc.                                         39,809
                                              27,392  + Sapient Corp.                                               216,671
                                              26,795  + ScanSoft, Inc.(c)                                           112,271
                                              15,427  + Seebeyond Technology Corp.                                   55,229
                                               9,097  + Serena Software, Inc.                                       196,859
                                              20,641  + SonicWALL, Inc.                                             130,451
                                                 800  + Staktek Holdings, Inc.                                        3,712
                                               5,800  + Stellent, Inc.                                               51,156
                                              14,400  + SupportSoft, Inc.                                            95,904
                                               1,583    Syntel, Inc.                                                 27,766
                                               5,500  + Tier Technologies, Inc. Class B                              50,875
                                              12,885  + Transaction Systems Architects, Inc. Class A                255,767
                                               8,708  + Trizetto Group                                               82,726
                                              11,800  + Tumbleweed Communications Corp.                              39,412
                                              12,200  + Tyler Technologies, Inc.                                    101,992
                                               6,700  + Ultimate Software Group, Inc.                                84,956
                                               3,100  + Verint Systems, Inc.                                        112,623
                                               9,867  + Verity, Inc.                                                129,455
                                              95,700  + Vignette Corp.                                              133,023
                                              12,662  + WatchGuard Technologies                                      56,093
                                              17,220  + webMethods, Inc.                                            124,156
                                               6,751  + Websense, Inc.                                              342,411
                                              24,000  + Wind River Systems, Inc.                                    325,200
                                               8,100  + Witness Systems, Inc.                                       141,426
                                              46,200  + Xybernaut Corp.(c)                                           56,826
                                               9,100  + Zix Corp.(c)                                                 46,865
                                              11,708  + Zoran Corp.                                                 135,579
                                                                                                              -------------
                                                                                                                 17,826,274
---------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.8%                    38,200  + Adaptec, Inc.                                               289,938
                                              22,634  + Advanced Digital Information Corp.                          226,793
                                              28,400  + Cray, Inc.                                                  132,344
                                               4,300  + Cyberguard Corp.                                             27,090
                                              14,400  + Dot Hill Systems Corp.                                      112,896
                                              25,900  + Emulex Corp.                                                436,156
                                               9,809  + FalconStor Software, Inc.(c)                                 93,872
                                              13,082  + Filenet Corp.                                               336,992
                                              73,700  + Gateway, Inc.                                               442,937
                                               7,417  + Hutchinson Technology, Inc.                                 256,406
                                              10,000    Imation Corp.                                               318,300
                                              15,566  + InFocus Corp.                                               142,585
                                              11,796  + Intergraph Corp.                                            317,666
                                              19,703  + Iomega Corp.                                                109,155
                                               9,900  + Komag, Inc.                                                 185,922
                                              24,674  + Lexar Media, Inc.(c)                                        193,444
                                              40,400  + McData Corp.                                                240,784
                                               6,100  + Mobility Electronics, Inc.                                   52,338
                                               4,300  + Overland Storage, Inc.                                       71,767
                                              12,594  + PalmOne, Inc.(c)                                            397,341
                                              25,200  + Perot Systems Corp. Class A                                 403,956
                                              53,000  + Quantum Corp.                                               138,860
                                              20,662  + RSA Security, Inc.                                          414,480
                                               6,242  + Radisys Corp.                                               122,031
                                              40,047  + Safeguard Scientifics, Inc.                                  84,900
                                              78,807  + Silicon Graphics, Inc.(c)                                   136,336
                                               1,200  + SimpleTech, Inc.                                              5,520
                                               3,600  + Stratasys, Inc.                                             120,816
                                               7,500  + Synaptics, Inc.                                             229,350

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Computer Technology                            5,900  + Trident Microsystems, Inc.                            $      98,648
(concluded)                                   16,109  + UNOVA, Inc.                                                 407,397
                                                                                                              -------------
                                                                                                                  6,547,020
---------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                            3,900    Brookfield Homes Corp.                                      132,210
                                               5,018  + EMCOR Group, Inc.                                           226,713
                                              11,071    Granite Construction, Inc.                                  294,489
                                               3,800  + Perini Corp.                                                 63,422
                                               7,000  + Washington Group International, Inc.                        288,750
                                                                                                              -------------
                                                                                                                  1,005,584
---------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 1.0%                   14,567  + Alloy, Inc.(c)                                              117,556
                                               4,653  + Atari Inc.                                                   13,633
                                              42,300  + CNET Networks, Inc.                                         475,029
                                               4,700  + Digital Theater Systems, Inc.                                94,611
                                              32,500  + DoubleClick, Inc.                                           252,850
                                              38,700  + Earthlink, Inc.                                             445,824
                                               5,500  + FindWhat.com                                                 97,515
                                               9,600  + Infospace, Inc.                                             456,480
                                              62,700  + Internap Network Services Corp.                              58,311
                                              12,600  + Ipass, Inc.                                                  93,240
                                               5,800  + iVillage, Inc.                                               35,844
                                               2,400  + Lifeline Systems, Inc.                                       61,824
                                              12,374  + Midway Games, Inc.(c)                                       129,927
                                              10,300  + NIC, Inc.                                                    52,324
                                               8,100  + Navarre Corp.                                               142,560
                                               7,300  + PLATO Learning, Inc.                                         54,385
                                               8,100  + Sohu.com, Inc.(c)                                           143,451
                                              10,625  + THQ, Inc.                                                   243,738
                                              13,214  + Take-Two Interactive Software, Inc.                         459,715
                                              18,650  + United Online, Inc.                                         215,035
                                               4,286  + Universal Electronics, Inc.                                  75,434
                                                                                                              -------------
                                                                                                                  3,719,286
---------------------------------------------------------------------------------------------------------------------------
Consumer Products - 1.1%                      18,600    American Greetings Class A                                  471,510
                                               9,700    Blyth, Inc.                                                 286,732
                                               2,312    CSS Industries, Inc.                                         73,429
                                               8,400  + Jarden Corp.                                                364,896
                                               2,700    Mannatech, Inc.                                              51,408
                                               9,873    Matthews International Corp. Class A                        363,326
                                               9,463    Nautilus Group, Inc.                                        228,721
                                               7,800    Oakley, Inc.                                                 99,450
                                               9,876  + Playtex Products, Inc.                                       78,909
                                               5,800  + RC2 Corp.                                                   189,080
                                              11,791    The Topps Co., Inc.                                         114,962
                                               7,698    Toro Co.                                                    626,232
                                              14,474    Tupperware Corp.                                            299,901
                                               4,100  + USANA Health Sciences, Inc.                                 140,220
                                               1,500  + Water Pik Technologies, Inc.                                 26,595
                                              15,383  + Yankee Candle Co., Inc.                                     510,408
                                                                                                              -------------
                                                                                                                  3,925,779
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                        1,600  + Anchor Glass Container Corp.                                 10,752
Metals & Glass - 0.5%                         11,500    Aptargroup, Inc.                                            606,970
                                              54,169  + Crown Holdings, Inc.                                        744,282
                                               4,075    Greif, Inc.                                                 228,200
                                               5,371  + Mobile Mini, Inc.                                           177,458
                                               3,600    Silgan Holdings, Inc.                                       219,456
                                                                                                              -------------
                                                                                                                  1,987,118
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                       19,100  + Graphic Packaging Corp.                                     137,520
Paper & Plastic - 0.1%                         8,052    Myers Industries, Inc.                                      103,066
                                                                                                              -------------
                                                                                                                    240,586
---------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                 10,882    Mueller Industries, Inc.                                    350,400
---------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                 771  + DEL Laboratories, Inc.                                       26,792
                                               8,393  + Elizabeth Arden, Inc.                                       199,250
                                               1,700    Inter Parfums, Inc.                                          27,030
                                              17,426    Nu Skin Enterprises, Inc. Class A                           442,272
                                              42,883  + Revlon, Inc. Class A                                         98,631
                                                                                                              -------------
                                                                                                                    793,975
---------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.7%         38,900  + The BISYS Group, Inc.                                       639,905
                                               4,550  + CB Richard Ellis Group, Inc.                                152,653
                                               8,100  + Euronet Worldwide, Inc.                                     210,762
                                              13,600    FNB Corp.                                                   276,896
                                              18,111    First National Bankshares of Florida, Inc.                  432,853
                                               3,000    Greenhill & Co., Inc.                                        86,100
                                               3,400  + Intersections, Inc.                                          58,650
                                              10,608  + Jones Lang LaSalle, Inc.                                    396,845
                                               5,300  + Rewards Network, Inc.                                        37,100
                                               9,500  + USI Holdings Corp.                                          109,915
                                                                                                              -------------
                                                                                                                  2,401,679
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                       14,160    Acuity Brands, Inc.                                   $     450,288
Processing - 0.7%                              8,316  + Armor Holdings, Inc.                                        391,018
                                               4,957    Barnes Group, Inc.                                          131,410
                                               5,547    Brady Corp.                                                 347,076
                                               8,755    Clarcor, Inc.                                               479,511
                                               6,962  + Hexcel Corp.                                                100,949
                                              21,914    Olin Corp.                                                  482,546
                                               9,145    Tredegar Corp.                                              184,820
                                               5,620    Valhi, Inc.                                                  90,426
                                                                                                              -------------
                                                                                                                  2,658,044
---------------------------------------------------------------------------------------------------------------------------
Diversified Production - 0.2%                 19,652  + Thomas & Betts Corp.                                        604,299
---------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.4%               432    Arden Group, Inc. Class A                                    43,405
                                              17,607    Casey's General Stores, Inc.                                319,567
                                               8,231  + Great Atlantic & Pacific Tea Co.                             84,368
                                               5,664    Ingles Markets, Inc. Class A                                 70,177
                                               8,583    Longs Drug Stores Corp.                                     236,633
                                               4,577    Nash Finch Co.                                              172,828
                                               5,642  + Pathmark Stores, Inc.                                        32,780
                                              11,869    Ruddick Corp.                                               257,439
                                               3,929  + Smart & Final, Inc.                                          56,538
                                               3,700    Weis Markets, Inc.                                          142,709
                                               6,129  + Wild Oats Markets, Inc.                                      53,996
                                              20,800  + Winn-Dixie Stores, Inc.(c)                                   94,640
                                                                                                              -------------
                                                                                                                  1,565,080
---------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.6%                 4,700  + Able Laboratories, Inc.                                     106,925
                                              13,100  + Adolor Corp.                                                129,952
                                                 800  + Advancis Pharmaceutical Corp.                                 3,056
                                              28,500  + Alkermes, Inc.                                              401,565
                                              11,025    Alpharma, Inc. Class A                                      186,874
                                              12,500  + Atherogenics Inc.                                           294,500
                                               4,000  + Bentley Pharmaceuticals, Inc.                                43,000
                                               7,700  + BioCryst Pharmaceuticals, Inc.                               44,506
                                              23,748  + BioMarin Pharmaceuticals, Inc.                              151,750
                                               5,810  + Bone Care International, Inc.                               161,808
                                               3,100  + Bradley Pharmaceuticals, Inc.                                60,140
                                               9,000  + CV Therapeutics, Inc.                                       207,000
                                               1,300  + Caraco Pharmaceutical Laboratories Ltd.                      12,415
                                               6,100  + Chattem, Inc.                                               201,910
                                              10,902  + Connetics Corp.                                             264,810
                                                 700  + Corgentech, Inc.                                              5,796
                                               6,700  + Cytogen Corp.(c)                                             77,184
                                              16,200  + Dendreon Corp.(c)                                           174,636
                                               3,800  + Depomed, Inc.(c)                                             20,520
                                              10,100  + Durect Corp.(c)                                              33,128
                                               5,200  + Dusa Pharmaceuticals, Inc.                                   74,360
                                               7,995  + Enzo Biochem, Inc.                                          155,663
                                               7,700  + First Horizon Pharmaceutical Corp.                          176,253
                                                 300  + GTx, Inc.                                                     4,047
                                              12,400  + Genaera Corp.                                                42,036
                                              22,400  + Genelabs Technologies                                        26,880
                                              15,936  + Guilford Pharmaceuticals, Inc.                               78,883
                                               6,100  + Hollis-Eden Pharmaceuticals(c)                               57,462
                                              13,527  + Immunogen, Inc.                                             119,579
                                              16,800  + Impax Laboratories, Inc.                                    266,784
                                              15,888  + Indevus Pharmaceuticals, Inc.(c)                             94,692
                                              11,000  + Inspire Pharmaceuticals, Inc.                               184,470
                                              17,189  + Isis Pharmaceuticals, Inc.                                  101,415
                                                 800  + Ista Pharmaceuticals, Inc.                                    8,096
                                              11,700  + KV Pharmaceutical Co. Class A                               257,985
                                               3,966  + Kos Pharmaceuticals, Inc.                                   149,280
                                               1,900  + Lannett Co., Inc.                                            18,715
                                              24,516  + Ligand Pharmaceuticals, Inc. Class B                        285,366
                                              26,400  + Medarex, Inc.                                               284,592
                                              14,027  + Medicines Co.                                               403,978
                                               7,245  + Neopharm, Inc.                                               90,635
                                               4,600  + Neose Technologies, Inc.                                     30,912
                                                 100  + NitroMed, Inc.                                                2,665
                                               8,531  + Noven Pharmaceuticals, Inc.                                 145,539
                                               9,400  + Onyx Pharmaceuticals, Inc.                                  304,466
                                              11,500  + Pain Therapeutics, Inc.                                      82,915
                                              10,200  + Par Pharmaceutical Cos., Inc.                               422,076
                                               6,900  + Penwest Pharmaceuticals Co.                                  82,524
                                              18,115    Perrigo Co.                                                 312,846
                                               4,700  + Pharmacyclics, Inc.                                          49,209
                                               4,600  + Pharmion Corp.                                              194,166
                                              10,200  + Pozen, Inc.                                                  74,154
                                              17,317  + Praecis Pharmaceuticals, Inc.                                32,902

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                        7,700  + Priority Healthcare Corp.                             $     167,629
(concluded)                                   13,100  + Quidel Corp.                                                 66,548
                                              12,319  + Regeneron Pharmaceuticals, Inc.                             113,458
                                                 400  + Renovis, Inc.                                                 5,752
                                               4,050  + SFBC International, Inc.                                    159,975
                                              12,500  + Salix Pharmaceuticals Ltd.                                  219,875
                                               1,000  + Santarus, Inc.                                                9,060
                                              14,800  + Sciclone Pharmaceuticals, Inc.                               54,760
                                              14,682  + SuperGen, Inc.(c)                                           103,508
                                               5,346  + United Therapeutics Corp.                                   241,372
                                              27,500    Valeant Pharmaceuticals International                       724,625
                                              26,900  + Vertex Pharmaceuticals, Inc.                                284,333
                                              16,600  + Zila, Inc.                                                   71,048
                                                                                                              -------------
                                                                                                                  9,418,963
---------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%                      4,402  + Bright Horizons Family Solutions, Inc.                      285,073
                                               4,730  + Learning Tree International, Inc.                            63,382
                                               2,700  + Princeton Review, Inc.                                       16,605
                                               2,449    Renaissance Learning, Inc.                                   45,453
                                               4,320    Strayer Education, Inc.                                     474,293
                                               4,700  + Universal Technical Institute, Inc.                         179,164
                                                                                                              -------------
                                                                                                                  1,063,970
---------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%               12,086  + Benchmark Electronics, Inc.                                 412,133
                                                 700  + Cherokee International Corp.                                  6,727
                                               1,400  + LeCroy Corp.                                                 32,676
                                               3,600  + OSI Systems, Inc.                                            81,756
                                              14,298  + Plexus Corp.                                                186,017
                                               8,432  + Power Integrations, Inc.                                    166,785
                                              11,900  + TTM Technologies, Inc.                                      140,420
                                               5,607  + Universal Display Corp.                                      50,463
                                                                                                              -------------
                                                                                                                  1,076,977
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                         4,781    AO Smith Corp.                                              143,143
Components - 0.9%                              6,700  + American Superconductor Corp.                                99,763
                                              10,771    Baldor Electric Co.                                         296,526
                                              11,808    CTS Corp.                                                   156,928
                                               8,418    Cohu, Inc.                                                  156,238
                                               6,400  + DDi Corp.                                                    20,352
                                               4,360    Franklin Electric Co., Inc.                                 184,254
                                              13,990  + General Cable Corp.                                         193,762
                                               4,308  + Genlyte Group, Inc.                                         369,109
                                               7,760  + Littelfuse, Inc.                                            265,082
                                              10,700  + MKS Instruments, Inc.                                       198,485
                                               2,231  + Powell Industries, Inc.                                      41,251
                                              21,300  + Power-One, Inc.                                             189,996
                                               6,600  + Sonic Solutions, Inc.(c)                                    148,104
                                               4,600  + Spatialight, Inc.(c)                                         41,170
                                              15,900  + Taser International, Inc.(c)                                502,122
                                              13,361  + Technitrol, Inc.                                            243,170
                                               4,279  + Triumph Group, Inc.                                         169,021
                                                                                                              -------------
                                                                                                                  3,418,476
---------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%         6,496  + Applica, Inc.                                                39,301
                                               1,550    National Presto Industries, Inc.                             70,525
                                                                                                              -------------
                                                                                                                    109,826
---------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                            22,612  + Aeroflex, Inc.                                              274,057
                                              10,563    Agilysys, Inc.                                              181,050
                                               4,332    BEI Technologies, Inc.                                      133,772
                                               5,300  + California Micro Devices CP                                  37,577
                                               3,400  + Cyberoptics Corp.                                            50,558
                                               4,799  + Daktronics, Inc.                                            119,447
                                               3,700  + EMS Technologies, Inc.                                       61,494
                                               3,686  + II-VI, Inc.                                                 156,618
                                              23,200  + Kopin Corp.                                                  89,784
                                               4,900  + LaserCard Corp.(c)                                           51,401
                                              35,566  + MRV Communications, Inc.                                    130,527
                                              11,780    Methode Electronics, Inc.                                   151,373
                                               6,649    Park Electrochemical Corp.                                  144,150
                                               2,067  + Supertex, Inc.                                               44,854
                                                                                                              -------------
                                                                                                                  1,626,662
---------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments                       4,200  + Faro Technologies, Inc.                                     130,956
Gauges & Meters - 0.2%                         7,782  + Itron, Inc.                                                 186,068
                                               3,801    Keithley Instruments, Inc.                                   74,880
                                               2,500  + Measurement Specialties, Inc.                                63,650
                                               4,400  + Metrologic Instruments, Inc.                                 93,500
                                               5,895  + Zygo Corp.                                                   69,502
                                                                                                              -------------
                                                                                                                    618,556
---------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.9%            4,472    Analogic Corp.                                              200,301
                                               4,800  + Aspect Medical Systems, Inc.                                117,408
                                               5,687  + Bruker BioSciences Corp.                                     22,919

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                  10,300  + CTI Molecular Imaging, Inc.                           $     146,157
(concluded)                                    6,400  + Candela Corp.                                                72,704
                                              11,232  + Cardiodynamics International Corp.                           58,069
                                               4,370    Datascope Corp.                                             173,445
                                               1,000    E-Z-Em-Inc.                                                  14,600
                                               7,600  + EPIX Pharmaceuticals, Inc.                                  136,116
                                               5,500  + Endocardial Solutions, Inc.                                  64,350
                                              15,350  + eResearch Technology, Inc.                                  243,298
                                               5,072  + Haemonetics Corp.                                           183,657
                                               6,800  + Hologic, Inc.                                               186,796
                                               6,900  + Illumina, Inc.                                               65,412
                                              11,081  + Intuitive Surgical, Inc.                                    443,462
                                               7,051  + Luminex Corp.                                                62,613
                                               8,500  + Microvision, Inc.(c)                                         59,500
                                               6,188  + Possis Medical, Inc.                                         83,414
                                               1,200  + Quality Systems, Inc.                                        71,760
                                               7,132  + TriPath Imaging, Inc.                                        63,974
                                              15,386  + Visx, Inc.                                                  398,036
                                               8,000  + Wilson Greatbatch Technologies, Inc.                        179,360
                                               2,961  + Zoll Medical Corp.                                          101,858
                                                                                                              -------------
                                                                                                                  3,149,209
---------------------------------------------------------------------------------------------------------------------------
Electronics:                                  10,800  + AMIS Holdings, Inc.                                         178,416
Semi-Conductors/Components - 1.9%              9,716  + Actel Corp.                                                 170,419
                                               9,641  + Alliance Semiconductor Corp.                                 35,672
                                              25,200  + Cirrus Logic, Inc.                                          138,852
                                              10,283  + DSP Group, Inc.                                             229,619
                                               2,350  + Diodes, Inc.                                                 53,181
                                               7,529  + ESS Technology                                               53,531
                                              14,827  + Exar Corp.                                                  210,395
                                               3,173  + Excel Technology, Inc.                                       82,498
                                               8,000  + Formfactor, Inc.                                            217,120
                                              11,400  + Genesis Microchip, Inc.                                     184,908
                                               6,193  + IXYS Corp.                                                   63,912
                                              31,100  + Integrated Device Technology, Inc.                          359,516
                                               8,638  + Integrated Silicon Solutions, Inc.                           70,832
                                              37,500  + Lattice Semiconductor Corp.                                 213,750
                                              10,500  + MIPS Technologies, Inc.                                     103,425
                                               7,600  + Merix Corp.                                                  87,552
                                              23,700  + Micrel, Inc.                                                261,174
                                              20,090  + Microsemi Corp.                                             348,762
                                              19,100  + Microtune, Inc.                                             116,701
                                              33,000  + Mindspeed Technologies, Inc.                                 91,740
                                               5,800  + Monolithic System Technology, Inc.                           36,134
                                              42,800  + ON Semiconductor Corp.                                      194,312
                                              16,500  + Omnivision Technologies, Inc.(c)                            302,775
                                               7,700  + PLX Technology, Inc.                                         80,080
                                               7,693  + Pericom Semiconductor Corp.                                  72,545
                                              12,164  + Pixelworks, Inc.                                            137,940
                                               2,702  + Planar Systems, Inc.                                         30,343
                                              61,300  + RF Micro Devices, Inc.                                      419,292
                                               6,388  + SBS Technologies, Inc.                                       89,176
                                               7,300  + Sigmatel, Inc.                                              259,369
                                              24,476  + Silicon Image, Inc.                                         402,875
                                              26,858  + Silicon Storage Technology, Inc.                            159,805
                                               1,900  + Siliconix, Inc.                                              69,331
                                               6,561  + Sipex Corp.                                                  30,705
                                               2,300  + Sirf Technology Holdings, Inc.                               29,256
                                              47,333  + Skyworks Solutions, Inc.                                    446,350
                                               6,800  + Tessera Technologies, Inc.                                  253,028
                                              47,000  + Transmeta Corp.(c)                                           76,610
                                               6,500  + Tripath Technology, Inc.(c)                                   8,125
                                              45,136  + Triquint Semiconductor, Inc.                                200,855
                                              71,900  + Vitesse Semiconductor Corp.                                 253,807
                                                                                                              -------------
                                                                                                                  6,824,688
---------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.9%                13,623  + Checkpoint Systems, Inc.                                    245,895
                                              10,580  + Coherent, Inc.                                              322,055
                                               5,152    Cubic Corp.                                                 129,676
                                               6,574  + DRS Technologies, Inc.                                      280,775
                                               5,826    EDO Corp.                                                   184,975
                                               4,850  + Herley Industries, Inc.                                      98,649
                                              30,430  + Identix, Inc.                                               224,573
                                               2,800  + Innovative Solutions & Support, Inc.                         93,408
                                               9,584  + Intermagnetics General Corp.                                243,529
                                              24,500  + Kemet Corp.                                                 219,275
                                               2,400  + Maxwell Technologies, Inc.                                   24,336
                                               3,700  + Scansource, Inc.                                            229,992
                                               1,500    Sypris Solutions, Inc.                                       22,965

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                       27,900  + Titan Corp.                                           $     451,980
(concluded)                                   16,906  + Trimble Navigation Ltd.                                     558,574
                                                                                                              -------------
                                                                                                                  3,330,657
---------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                       19,500  + Capstone Turbine Corp.                                       35,685
                                               8,900  + Global Power Equipment Group, Inc.                           87,576
                                              18,626  + Plug Power, Inc.                                            113,805
                                                                                                              -------------
                                                                                                                    237,066
---------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                  133,800  + Calpine Corp.(c)                                            527,172
                                              11,226  + FuelCell Energy, Inc.(c)                                    111,137
                                               6,400    Holly Corp.                                                 178,368
                                              11,900  + KFX, Inc.(c)                                                172,788
                                               7,400  + Matrix Service Co.                                           59,644
                                               5,058    Penn Virginia Corp.                                         205,203
                                              12,100  + Syntroleum Corp.                                             97,163
                                              21,565  + Tesoro Corp.                                                687,061
                                               7,391  + Tetra Technologies, Inc.                                    209,165
                                              12,197  + Veritas DGC, Inc.                                           273,335
                                                                                                              -------------
                                                                                                                  2,521,036
---------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                     14,402  + Dycom Industries, Inc.                                      439,549
Services - 0.3%                                  600  + Infrasource Services, Inc.                                    7,800
                                               8,897  + Integrated Electrical Services, Inc.                         43,061
                                               2,200  + Layne Christensen Co.                                        39,930
                                              25,600  + Quanta Services, Inc.                                       204,800
                                               9,277  + URS Corp.                                                   297,792
                                                                                                              -------------
                                                                                                                  1,032,932
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                           1,700    Carmike Cinemas, Inc.                                        62,050
                                               5,140    Dover Motorsports, Inc.                                      29,452
                                               8,555  + Gaylord Entertainment Co.                                   355,289
                                              16,607  + Hollywood Entertainment Corp.                               217,386
                                               3,372  + Lodgenet Entertainment Corp.                                 59,651
                                               9,615    Movie Gallery, Inc.                                         183,358
                                               4,155    Speedway Motorsports, Inc.                                  162,793
                                                                                                              -------------
                                                                                                                  1,069,979
---------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.2%                            38,300  + The Mosaic Co.                                              625,056
                                               9,700  + Terra Industries, Inc.                                       86,136
                                                                                                              -------------
                                                                                                                    711,192
---------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                       5,700  + Accredited Home Lenders Holding Co.                         283,176
                                               1,600    Asta Funding, Inc.                                           42,944
                                               3,200  + Circle Group Holdings, Inc.                                   7,104
                                               3,400  + Education Lending Group, Inc.                                52,734
                                               2,650    MortgageIT Holdings, Inc.                                    47,568
                                               1,500  + United PanAm Financial Corp.                                 28,590
                                               6,300  + World Acceptance Corp.                                      173,313
                                                                                                              -------------
                                                                                                                    635,429
---------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.0%                     1,750  + Collegiate Funding Services LLC                              24,657
                                               2,700  + Encore Capital Group, Inc.                                   64,206
                                               1,200  + Nelnet, Inc. Class A                                         32,316
                                                                                                              -------------
                                                                                                                    121,179
---------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &           8,800  + Advent Software, Inc.                                       180,224
Systems - 0.8%                                   495  + CCC Information Services Group                               10,994
                                               4,900  + Carreker Corp.                                               42,140
                                               6,189  + CompuCredit Corp.                                           169,207
                                              14,000  + Corillian Corp.                                              68,880
                                              11,300  + Cybersource Corp.                                            80,795
                                              11,630  + Digital Insight Corp.                                       213,992
                                              16,288  + eFunds Corp.                                                391,075
                                               9,523  + eSpeed, Inc. Class A                                        117,800
                                              14,400  + Hypercom Corp.                                               85,248
                                               4,000  + iPayment, Inc.                                              198,080
                                               9,882    John H Harland Co.                                          356,740
                                              10,449  + Kronos, Inc.                                                534,257
                                              12,564    NDCHealth Corp.                                             233,565
                                              15,813  + PRG-Schultz International, Inc.                              79,539
                                              15,440  + Portal Software, Inc.                                        40,916
                                                 300  + TNS, Inc.                                                     6,555
                                               6,200  + TradeStation Group, Inc.                                     43,524
                                                                                                              -------------
                                                                                                                  2,853,531
---------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.3%          7,100    Factset Research Systems, Inc.                              414,924
                                              31,600  + Homestore, Inc.                                              95,748
                                              10,300  + Interactive Data Corp.                                      223,922
                                              24,822  + S1 Corp.                                                    224,887
                                                 400    Value Line, Inc.                                             15,695
                                                                                                              -------------
                                                                                                                    975,176
---------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%                 3,900  + ACE Cash Express, Inc.                                      115,674
                                               7,300    Advanta Corp. Class B                                       177,171
                                                 900  + Asset Acceptance Capital Corp.                               19,170

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                        9,419    Cash America International, Inc.                      $     280,027
(concluded)                                      300  + Enstar Group, Inc.                                           18,750
                                               2,500    Federal Agricultural Mortgage Corp. Class B                  58,250
                                               5,567    Financial Federal Corp.                                     218,226
                                               4,900  + First Cash Financial Services, Inc.                         130,879
                                               5,700  + Harris & Harris Group, Inc.                                  93,366
                                               4,899    LandAmerica Financial Group, Inc.                           264,203
                                               9,600  + Metris Cos., Inc.                                           122,400
                                               3,000  + Portfolio Recovery Associates, Inc.                         123,660
                                               3,900    Sanders Morris Harris Group, Inc.                            69,459
                                              15,136  + Sotheby's Holdings Class A                                  274,870
                                               4,692    Sterling Bancorp                                            132,549
                                               5,622    Stewart Information Services Corp.                          234,156
                                                 933  + Stifel Financial Corp.                                       19,546
                                               2,676  + Triad Guaranty, Inc.                                        161,844
                                               2,291    WSFS Financial Corp.                                        138,193
                                                                                                              -------------
                                                                                                                  2,652,393
---------------------------------------------------------------------------------------------------------------------------
Foods - 0.7%                                   3,634    American Italian Pasta Co. Class A                           84,491
                                               2,800    Cal-Maine Foods, Inc.(c)                                     33,852
                                              11,200    Chiquita Brands International, Inc.                         247,072
                                              11,756    Flowers Foods, Inc.                                         371,254
                                               6,257  + Hain Celestial Group, Inc.                                  129,332
                                               2,300    J&J Snack Foods Corp.                                       112,769
                                               1,000  + John B. Sanfilippo & Son                                     25,780
                                              10,100    Lance, Inc.                                                 192,203
                                               3,400  + M&F Worldwide Corp.                                          46,308
                                               1,063  + Maui Land & Pineapple Co., Inc.                              41,723
                                               5,300    Natures Sunshine Prods, Inc.                                107,908
                                               3,700  + Nutraceutical International Corp.                            57,017
                                              13,300  + Performance Food Group Co.                                  357,903
                                                 500  + Provide Commerce, Inc.                                       18,575
                                              10,095    Ralcorp Holdings, Inc.                                      423,283
                                               2,450    Sanderson Farms, Inc.                                       106,036
                                                  12    Seaboard Corp.                                               11,976
                                              15,557    Sensient Technologies Corp.                                 373,212
                                                                                                              -------------
                                                                                                                  2,740,694
---------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                         3,309    Deltic Timber Corp.                                         140,467
                                              16,921    Longview Fibre Co.                                          306,947
                                               5,244    Pope & Talbot, Inc.                                          89,725
                                               8,497    Potlatch Corp.                                              429,778
                                               5,834    Universal Forest Products, Inc.                             253,196
                                                                                                              -------------
                                                                                                                  1,220,113
---------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.0%          4,500    Ennis, Inc.                                                  86,625
                                               4,145    The Standard Register Co.                                    58,527
                                                                                                              -------------
                                                                                                                    145,152
---------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%           13,300  + Alderwoods Group, Inc.                                      151,354
                                              34,424  + Stewart Enterprises, Inc. Class A                           240,624
                                                                                                              -------------
                                                                                                                    391,978
---------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                  10,900    Apogee Enterprises, Inc.                                    146,169
---------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                   69,800  + Coeur d'Alene Mines Corp.(c)                                274,314
                                               3,200    Royal Gold, Inc.                                             58,368
                                                                                                              -------------
                                                                                                                    332,682
---------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                 10,000  + American Healthways, Inc.                                   330,400
                                              36,526  + Beverly Enterprises, Inc.                                   334,213
                                               5,700  + Genesis HealthCare Corp.                                    199,671
                                               7,900  + Kindred Healthcare, Inc.                                    236,605
                                               5,850    LCA-Vision, Inc.                                            136,832
                                              11,000  + LifePoint Hospitals, Inc.                                   383,020
                                               1,000  + Medcath Corp.                                                24,640
                                               2,100    National Healthcare Corp.                                    74,130
                                               4,200  + Psychiatric Solutions, Inc.                                 153,552
                                               4,000  + Res-Care, Inc.                                               60,880
                                               1,824  + Specialty Laboratories, Inc.                                 20,137
                                               4,237  + Sunrise Senior Living, Inc.                                 196,427
                                               9,800  + United Surgical Partners International, Inc.                408,660
                                                                                                              -------------
                                                                                                                  2,559,167
---------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 1.3%         7,300  + AMERIGROUP Corp.                                            552,318
                                               9,041  + Allscripts Healthcare Solutions, Inc.                        96,467
                                              10,800  + Amsurg Corp.                                                319,032
                                              14,000  + Centene Corp.                                               396,900
                                               8,200  + Cerner Corp.                                                435,994
                                               2,100    Computer Programs & Systems, Inc.                            48,615
                                               2,957  + Corvel Corp.                                                 79,188
                                              12,131  + Eclipsys Corp.                                              247,836
                                              28,800  + First Health Group Corp.                                    538,848
                                              17,097    Hooper Holmes, Inc.                                         101,214
                                               2,800  + Molina Healthcare, Inc.                                     129,864

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Health Care Management Services               16,900  + OCA, Inc.(c)                                          $     107,315
(concluded)                                    5,900  + Omnicell, Inc.                                               64,900
                                               6,500  + Pediatrix Medical Group, Inc.                               416,325
                                               8,998  + Per-Se Technologies, Inc.                                   142,438
                                              30,700    Select Medical Corp.                                        540,320
                                               7,226  + Sierra Health Services                                      398,225
                                               1,900  + WellCare Health Plans, Inc.                                  61,750
                                                                                                              -------------
                                                                                                                  4,677,549
---------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                    2,500  + Alliance Imaging, Inc.                                       28,125
                                               3,400  + Amedisys, Inc.                                              110,126
                                              15,400  + Apria Healthcare Group, Inc.                                507,430
                                               3,900  + Bio-Reference Labs, Inc.                                     67,860
                                                   2  + Dynacq Healthcare, Inc.                                          10
                                               5,912  + Gentiva Health Services, Inc.                                98,849
                                               4,950    Healthcare Services Group                                   103,158
                                               6,027  + IDX Systems Corp.                                           207,690
                                               6,000  + LabOne, Inc.                                                192,240
                                               4,000  + Matria Healthcare, Inc.                                     156,280
                                              10,000  + Odyssey HealthCare, Inc.                                    136,800
                                              16,336  + Province Healthcare Co.                                     365,110
                                               1,300  + Symbion, Inc.                                                28,704
                                               3,900  + VistaCare, Inc. Class A                                      64,857
                                                                                                              -------------
                                                                                                                  2,067,239
---------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.4%                            4,017    Beazer Homes USA, Inc.                                      587,326
                                               1,300  + Dominion Homes, Inc.                                         32,790
                                               5,060  + Levitt Corp. Class A                                        154,684
                                               4,400    M/I Homes, Inc.                                             242,484
                                               3,400  + Meritage Homes Corp.                                        383,180
                                                 800  + Orleans Homebuilders, Inc.                                   15,880
                                               3,050    Technical Olympic USA, Inc.                                  77,409
                                               1,400  + William Lyon Homes, Inc.                                     98,336
                                                                                                              -------------
                                                                                                                  1,592,089
---------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                             6,579    Marcus Corp.                                                165,396
---------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.6%                   3,400    American Woodmark Corp.                                     148,512
                                               3,400    Bassett Furniture Industries, Inc.                           66,725
                                              11,800  + The Bombay Co, Inc.                                          65,254
                                               2,800  + Department 56                                                46,620
                                               9,400    Ethan Allen Interiors, Inc.                                 376,188
                                              14,000    Furniture Brands International, Inc.                        350,700
                                               5,036    Haverty Furniture Cos., Inc.                                 93,166
                                                 600    Hooker Furniture Corp.                                       13,620
                                               5,200  + Kirkland's, Inc.                                             63,908
                                              16,100    La-Z-Boy, Inc.                                              247,457
                                               4,488    Libbey, Inc.                                                 99,678
                                               3,700    Lifetime Hoan Corp.                                          58,830
                                              12,700  + Select Comfort Corp.                                        227,838
                                               2,600    Stanley Furniture Co., Inc.                                 116,870
                                               4,000  + Tempur-Pedic International, Inc.                             84,800
                                                                                                              -------------
                                                                                                                  2,060,166
---------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                7,012  + Advanced Energy Industries, Inc.                             64,020
Devices - 1.0                                 12,967  + Artesyn Technologies, Inc.                                  146,527
                                              17,541  + Asyst Technologies Inc.                                      89,284
                                               6,894    C&D Technologies, Inc.                                      117,474
                                               5,931  + CUNO, Inc.                                                  352,301
                                               3,566  + ESCO Technologies, Inc.                                     273,334
                                               6,800  + Flanders Corp.                                               65,280
                                              16,800  + Flowserve Corp.                                             462,672
                                               1,875    The Gorman-Rupp Co.                                          43,125
                                              15,821    IDEX Corp.                                                  640,751
                                               7,500  + Magnetek, Inc.                                               51,750
                                               6,326    Mine Safety Appliances Co.                                  320,728
                                              11,482  + Paxar Corp.                                                 254,556
                                               8,300  + RAE Systems, Inc.                                            60,590
                                               3,612    Robbins & Myers, Inc.                                        86,074
                                               8,927  + Veeco Instruments, Inc.(c)                                  188,092
                                               5,996    Vicor Corp.                                                  78,608
                                              10,500  + Viisage Technology, Inc.                                     94,605
                                               7,936    Watts Water Technologies, Inc. Class A                      255,857
                                               6,917    X-Rite, Inc.                                                110,741
                                                                                                              -------------
                                                                                                                  3,756,369
---------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.5%                        11,500    AmerUs Group Co.                                            520,950
                                               3,300    American Equity Investment Life Holding Co.                  35,541
                                               6,700  + Ceres Group, Inc.                                            34,572
                                               8,009  + Citizens, Inc.                                               51,017
                                               8,570    Delphi Financial Group Class A                              395,505
                                               2,780    Great American Financial Resources, Inc.                     48,289
                                               1,142    Kansas City Life Ins. Co.                                    54,074

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                  662  + National Western Life Insurance Co. Class A           $     110,296
(concluded)                                   31,400    The Phoenix Cos., Inc.                                      392,500
                                               7,093    Presidential Life Corp.                                     120,297
                                               8,800  + Universal American Financial Corp.                          136,136
                                                                                                              -------------
                                                                                                                  1,899,177
---------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                  10,740    Alfa Corp.                                                  163,087
                                               3,186  + CNA Surety Corp.                                             42,533
                                               6,509    Crawford & Co. Class B                                       48,817
                                                 100    EMC Insurance Group, Inc.                                     2,164
                                               3,425    FBL Financial Group, Inc. Class A                            97,784
                                               6,900  + HealthExtras, Inc.                                          112,470
                                               8,606    Hilb Rogal & Hobbs Co.                                      311,881
                                              15,268    Horace Mann Educators Corp.                                 291,313
                                               1,440    Independence Holding Co.                                     26,568
                                               3,200    Penn-America Group, Inc.                                     48,320
                                               2,597  + Pico Holdings, Inc.                                          53,940
                                              12,639    UICI                                                        428,462
                                               4,137    Zenith National Insurance Corp.                             206,188
                                                                                                              -------------
                                                                                                                  1,833,527
---------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.2%            7,500    21st Century Insurance Group                                102,000
                                               1,550    Affirmative Insurance Holdings, Inc.                         26,102
                                               3,571  + American Physicians Capital, Inc.                           128,627
                                               9,266  + Argonaut Group, Inc.                                        195,791
                                               2,532    Baldwin & Lyons, Inc. Class B                                67,832
                                               3,300    Bristol West Holdings, Inc.                                  66,000
                                               8,045    Commerce Group, Inc.                                        491,067
                                              12,700  + Danielson Holdings Corp.                                    107,315
                                               5,500    Direct General Corp.                                        176,550
                                               2,100    Donegal Group, Inc. Class A                                  48,153
                                               2,800  + Fpic Insurance Group, Inc.                                   99,064
                                               5,662    Harleysville Group, Inc.                                    135,152
                                               6,300    Infinity Property & Casualty Corp.                          221,760
                                               1,858    The Midland Co.                                              58,100
                                               1,100    NYMAGIC, Inc.                                                27,830
                                               2,800  + Navigators Group, Inc.                                       84,308
                                              17,615  + Ohio Casualty Corp.                                         408,844
                                               6,106  + PMA Capital Corp. Class A                                    63,197
                                               5,956  + Philadelphia Consolidated Holding Co.                       393,930
                                               8,723  + ProAssurance Corp.                                          341,157
                                               6,454    RLI Corp.                                                   268,293
                                               1,500    Safety Insurance Group, Inc.                                 46,725
                                               9,554    Selective Insurance Group                                   422,669
                                               3,312    State Auto Financial Corp.                                   85,615
                                               5,600    United Fire & Casualty Co.                                  188,776
                                               8,800    Vesta Insurance Group, Inc.                                  32,384
                                                                                                              -------------
                                                                                                                  4,287,241
---------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.5%         7,050  + Affiliated Managers Group                                   477,567
                                              22,000    Apollo Investment Corp.                                     332,200
                                               6,000    Calamos Asset Management, Inc. Class A                      162,000
                                                 500    Capital Southwest Corp.                                      39,260
                                               1,500    Cohen & Steers, Inc.                                         24,375
                                               1,696    Gabelli Asset Management, Inc. Class A                       82,290
                                              12,800    MCG Capital Corp.                                           219,264
                                              11,600    National Financial Partners Corp.                           450,080
                                                                                                              -------------
                                                                                                                  1,787,036
---------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.0%            4,800    Movado Group, Inc.                                           89,520
---------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.7%                            5,700    Action Performance Cos., Inc.                                62,643
                                              23,300    Callaway Golf Co.                                           314,550
                                               1,400  + Escalade, Inc.                                               18,704
                                              11,000  + K2, Inc.                                                    174,680
                                               2,200  + Life Time Fitness, Inc.                                      56,936
                                              10,678  + Penn National Gaming, Inc.                                  646,553
                                              17,913    SCP Pool Corp.                                              571,425
                                              24,800  + Six Flags, Inc.(c)                                          133,176
                                               2,200  + Steinway Musical Instruments                                 63,668
                                               6,978    Sturm Ruger & Co., Inc.                                      63,011
                                               6,456  + Vail Resorts, Inc.                                          144,744
                                               5,200  + West Marine, Inc.                                           128,700
                                                                                                              -------------
                                                                                                                  2,378,790
---------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                          10,992    Lincoln Electric Holdings, Inc.                             379,664
---------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.0%                 6,761    Applied Industrial Technologies, Inc.                       185,238
---------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                 3,913    Lindsay Manufacturing Co.                                   101,268
---------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                      2,600  + ASV, Inc.                                                   124,540
Handling - 0.5%                                4,517  + Astec Industries, Inc.                                       77,738
                                               9,411    Manitowoc Co.                                               354,324
                                               1,487    NACCO Industries, Inc. Class A                              156,730
                                              10,824    Stewart & Stevenson Services                                218,970

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling            15,843  + Terex Corp.                                           $     754,919
(concluded)                                                                                                   -------------
                                                                                                                  1,687,221
---------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 1.0%         8,200  + Actuant Corp. Class A                                       427,630
                                               6,900  + EnPro Industries, Inc.                                      204,033
                                              12,600  + FSI International, Inc.                                      58,842
                                               7,057  + Gardner Denver, Inc.                                        256,099
                                              16,400    Joy Global, Inc.                                            712,252
                                               3,270  + Kadant, Inc.                                                 67,035
                                              10,803    Kennametal, Inc.                                            537,665
                                               2,000  + Middleby Corp.                                              101,440
                                              16,334  + Milacron, Inc.                                               55,372
                                               9,310    Nordson Corp.                                               373,052
                                               6,028    Tecumseh Products Co. Class A                               288,138
                                               2,737    Tennant Co.                                                 108,522
                                               3,799    Thomas Industries, Inc.                                     151,656
                                               3,093    Woodward Governor Co.                                       221,490
                                                                                                              -------------
                                                                                                                  3,563,226
---------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                4,168    CARBO Ceramics, Inc.                                        287,592
Services - 1.3%                               12,737  + Cal Dive International, Inc.                                519,033
                                               1,688  + Dril-Quip, Inc.                                              40,951
                                              29,800  + Global Industries Ltd.                                      247,042
                                               4,117    Gulf Island Fabrication, Inc.                                89,874
                                              23,200  + Hanover Compressor Co.                                      327,816
                                              14,700    Helmerich & Payne, Inc.                                     500,388
                                               3,000  + Hornbeck Offshore Services, Inc.                             57,900
                                               4,149  + Hydril                                                      188,821
                                              17,746  + Input/Output, Inc.                                          156,875
                                              44,100  + Key Energy Services, Inc.                                   520,380
                                               2,200    Lufkin Industries, Inc.                                      87,798
                                              27,820  + Newpark Resources                                           143,273
                                               8,604  + Oceaneering International, Inc.                             321,101
                                               7,400  + Oil States International, Inc.                              142,746
                                              31,281  + Parker Drilling Co.                                         122,934
                                               3,300    RPC, Inc.                                                    82,896
                                               5,108  + SEACOR Holdings, Inc.                                       272,767
                                              14,705  + Superior Energy Services                                    226,604
                                               4,326  + Universal Compression Holdings, Inc.                        151,021
                                               9,457  + W-H Energy Services, Inc.                                   211,459
                                                                                                              -------------
                                                                                                                  4,699,271
---------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%                    5,100  + Applied Films Corp.                                         109,956
                                               2,100    Bucyrus International, Inc.                                  85,344
                                               4,300    Cascade Corp.                                               171,785
                                               6,625    Engineered Support Systems, Inc.                            392,333
                                               9,861    Helix Technology Corp.                                      171,483
                                              15,098    JLG Industries, Inc.                                        296,374
                                               5,441  + Semitool, Inc.                                               50,492
                                                                                                              -------------
                                                                                                                  1,277,767
---------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                   23,327  + Champion Enterprises, Inc.                                  275,725
                                               4,205  + Palm Harbor Homes, Inc.                                      70,980
                                               1,501    Skyline Corp.                                                61,241
                                                                                                              -------------
                                                                                                                    407,946
---------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                          17,259    Federal Signal Corp.                                        304,794
                                              10,664  + Rayovac Corp.                                               325,892
                                               4,031    Standex International Corp.                                 114,843
                                                                                                              -------------
                                                                                                                    745,529
---------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                 4,700  + Abaxis, Inc.                                                 68,103
Supplies - 2.9%                                3,600  + Abiomed, Inc.                                                55,584
                                              10,300  + Advanced Medical Optics, Inc.                               423,742
                                               5,550  + Advanced Neuromodulation Systems, Inc.                      219,003
                                              14,700  + Align Technology, Inc.                                      158,025
                                               8,900  + American Medical Systems Holdings, Inc.                     372,109
                                               2,900  + Animas Corp.                                                 45,327
                                               6,308    Arrow International, Inc.                                   195,485
                                               5,200  + Bio-Rad Laboratories, Inc. Class A                          298,324
                                               8,600    Biolase Technology, Inc.(c)                                  93,482
                                               3,549  + Biosite, Inc.(c)                                            218,405
                                              22,600  + Cardiac Science, Inc.                                        48,364
                                              13,800  + Cepheid, Inc.                                               137,172
                                               2,313  + Closure Medical Corp.                                        45,103
                                               7,400  + Conceptus, Inc.                                              60,051
                                               8,228  + Conmed Corp.                                                233,840
                                               4,469  + Cyberonics, Inc.(c)                                          92,598
                                               4,900  + DJ Orthopedics, Inc.                                        104,958
                                               7,300    Diagnostic Products Corp.                                   401,865
                                               7,400  + Encore Medical Corp.                                         50,246
                                               1,600  + Exactech, Inc.                                               29,264
                                               4,700  + I-Flow Corp.                                                 85,681

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies        2,150  + ICU Medical, Inc.(c)                                  $      58,781
(concluded)                                   15,263  + Immucor, Inc.                                               358,821
                                               8,922    Invacare Corp.                                              412,732
                                               3,940  + Inverness Medical Innovations, Inc.                          98,894
                                               6,900  + Kyphon, Inc.                                                177,744
                                               2,678    Landauer, Inc.                                              122,385
                                               6,300  + Laserscope                                                  226,233
                                              11,100  + Lifecell Corp.                                              113,442
                                               4,200  + Medical Action Industries, Inc.                              82,740
                                              14,744    Mentor Corp.                                                497,463
                                               7,810  + Merit Medical Systems, Inc.                                 119,337
                                              10,600  + Microtek Medical Holdings, Inc.                              43,036
                                               3,637  + Molecular Devices Corp.                                      73,104
                                               4,200  + NuVasive, Inc.                                               43,050
                                               7,114  + Ocular Sciences, Inc.                                       348,657
                                              15,359  + OraSure Technologies, Inc.                                  103,212
                                              14,000  + Orthologic Corp.                                             87,500
                                              17,600  + Orthovita, Inc.                                              73,744
                                              12,998    Owens & Minor, Inc.                                         366,154
                                              23,473  + PSS World Medical, Inc.                                     293,765
                                               2,700  + Palomar Medical Technologies, Inc.                           70,389
                                               8,714    PolyMedica Corp.                                            324,945
                                              10,600  + Sola International, Inc.                                    291,924
                                               9,000  + Sonic Innovations, Inc.                                      37,530
                                               4,915  + SonoSite, Inc.                                              166,864
                                              20,300  + Steris Corp.                                                481,516
                                               5,683  + SurModics, Inc.(c)                                          184,754
                                              12,900  + Sybron Dental Specialties, Inc.                             456,402
                                              13,929  + Techne Corp.                                                541,838
                                              10,700  + ThermoGenesis Corp.                                          67,517
                                              11,947  + Thoratec Corp.                                              124,488
                                               5,900  + Urologix, Inc.                                               38,173
                                               4,580  + Ventana Medical Systems                                     293,074
                                              10,200  + Viasys Healthcare, Inc.                                     193,800
                                               1,824    Vital Signs, Inc.                                            70,990
                                               8,676    West Pharmaceutical Services, Inc.                          217,160
                                               7,300  + Wright Medical Group, Inc.                                  208,050
                                                 600    Young Innovations, Inc.                                      20,238
                                                                                                              -------------
                                                                                                                 10,927,177
---------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                        4,300  + America Service Group, Inc.                                 115,111
                                                 856  + Angiodynamics, Inc.                                          18,960
                                               9,300  + Hanger Orthopedic Group, Inc.                                75,330
                                               7,500  + Magellan Health Services, Inc.                              256,200
                                               4,781    Option Care, Inc.                                            82,185
                                               9,997  + Parexel International Corp.                                 202,939
                                                 700  + Proxymed, Inc.                                                6,874
                                               6,195  + RehabCare Group, Inc.                                       173,398
                                                                                                              -------------
                                                                                                                    930,997
---------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                       3,500    CIRCOR International, Inc.                                   81,060
                                               9,578    Commercial Metals Co.                                       484,264
                                               5,250  + Encore Wire Corp.                                            69,983
                                               9,726    Kaydon Corp.                                                321,153
                                               9,558  + Lone Star Technologies                                      319,811
                                              14,263  + Maverick Tube Corp.                                         432,169
                                               7,100  + Metals USA, Inc.                                            131,705
                                               5,565    NN, Inc.                                                     73,514
                                               4,655  + NS Group, Inc.                                              129,409
                                               2,556    Penn Engineering & Manufacturing Corp.                       46,264
                                               5,805    Quanex Corp.                                                398,049
                                               7,013  + RTI International Metals, Inc.                              144,047
                                               8,647    Reliance Steel & Aluminum Co.                               336,887
                                               5,593    Ryerson Tull, Inc.                                           88,090
                                              18,000  + The Shaw Group, Inc.                                        321,300
                                               4,158    Valmont Industries, Inc.                                    104,407
                                                                                                              -------------
                                                                                                                  3,482,112
---------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%         7,173    AMCOL International Corp.                                   144,106
                                               5,511  + Brush Engineered Materials, Inc.                            101,953
                                               3,059    Cleveland-Cliffs, Inc.                                      317,708
                                               3,300    Compass Minerals International, Inc.                         79,959
                                              31,244  + GrafTech International Ltd.                                 295,568
                                              34,500  + Hecla Mining Co.                                            201,135
                                               5,953    Minerals Technologies, Inc.                                 397,065
                                              12,064  + Stillwater Mining Co.                                       135,841
                                               1,000  + Titanium Metals Corp.                                        24,140
                                                                                                              -------------
                                                                                                                  1,697,475
---------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                        10,789    Corn Products International, Inc.                           577,859
Processing - 0.2%

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing              3,800    MGP Ingredients, Inc.                                 $      32,832
(concluded)                                                                                                   -------------
                                                                                                                    610,691
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Health Care - 0.1%             13,500  + NeighborCare, Inc.                                          414,720
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Materials &                     4,500  + Ceradyne, Inc.                                              257,445
Commodities - 0.2%                             9,679  + Symyx Technologies                                          291,144
                                               6,589    WD-40 Co.                                                   187,193
                                                                                                              -------------
                                                                                                                    735,782
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Materials &                     8,838  + Insituform Technologies, Inc. Class A                       200,357
Processing - 0.2%                              4,700    Metal Management, Inc.                                      126,289
                                               5,655  + Rogers Corp.                                                243,731
                                              27,759    USEC, Inc.                                                  268,985
                                                                                                              -------------
                                                                                                                    839,362
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Producer Durables - 0.0%       11,600  + BE Aerospace, Inc.                                          135,024
---------------------------------------------------------------------------------------------------------------------------
Multi - Sector Companies - 0.4%               13,071  + GenCorp, Inc.                                               242,728
                                               7,294    Kaman Corp. Class A                                          92,269
                                               8,199    Lancaster Colony Corp.                                      351,491
                                               5,200    Raven Industries, Inc.                                      110,812
                                               1,465  + Sequa Corp. Class A                                          89,585
                                              12,650    Trinity Industries, Inc.                                    431,112
                                               8,202    Walter Industries, Inc.                                     276,653
                                                                                                              -------------
                                                                                                                  1,594,650
---------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                    1,000  + General Binding Corp.                                        13,140
Equipment - 0.1%                               5,224  + Imagistics International, Inc.                              175,840
                                               7,574    Kimball International, Inc. Class B                         112,171
                                              10,640  + Presstek, Inc.                                              102,995
                                               3,400  + Transact Technologies, Inc.                                  72,624
                                                                                                              -------------
                                                                                                                    476,770
---------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.0%                       2,927  + Atwood Oceanics, Inc.                                       152,497
---------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.7%                    1,700  + Atlas America, Inc.                                          60,775
                                               4,901    Berry Petroleum Co. Class A                                 233,778
                                              11,600  + Brigham Exploration Co.                                     104,400
                                              10,874    Cabot Oil & Gas Corp. Class A                               481,174
                                               6,000  + Callon Petroleum Co.                                         86,760
                                               8,400  + Cheniere Energy, Inc.                                       535,080
                                              13,700  + Cimarex Energy Co.                                          519,230
                                               2,400  + Clayton Williams Energy, Inc.                                54,960
                                              10,457  + Comstock Resources, Inc.                                    230,577
                                              16,970  + Denbury Resources, Inc.                                     465,826
                                               5,700  + Edge Petroleum Corp.                                         83,106
                                               6,200  + Encore Acquisition Co.                                      216,442
                                               8,000  + Energy Partners Ltd.                                        162,160
                                              11,200  + FX Energy, Inc.(c)                                          130,816
                                              14,700  + Forest Oil Corp.                                            466,284
                                               9,815    Frontier Oil Corp.                                          261,668
                                              61,743  + Grey Wolf, Inc.                                             325,386
                                              11,900  + Harvest Natural Resources, Inc.                             205,513
                                               3,283  + Houston Exploration Co.                                     184,866
                                              25,872  + Magnum Hunter Resources, Inc.                               333,749
                                               4,200  + McMoRan Exploration Co.(c)                                   78,540
                                              14,111  + Meridian Resource Corp.                                      85,372
                                               4,400  + Petroleum Development Corp.                                 169,708
                                              25,490  + Plains Exploration & Production Co.                         662,740
                                              10,320  + Quicksilver Resources, Inc.                                 379,570
                                              22,837    Range Resources Corp.                                       467,245
                                               7,420  + Remington Oil & Gas Corp.                                   202,195
                                               4,749    Resource America, Inc. Class A                              154,343
                                               6,887  + Spinnaker Exploration Co.                                   241,527
                                               9,826    St. Mary Land & Exploration Co.                             410,137
                                               6,378  + Stone Energy Corp.                                          287,584
                                               9,217  + Swift Energy Co.                                            266,740
                                               4,500  + Todco Class A                                                82,890
                                              12,508  + Unit Corp.                                                  477,931
                                              17,683    Vintage Petroleum, Inc.                                     401,227
                                               6,800  + Whiting Petroleum Corp.                                     205,700
                                                                                                              -------------
                                                                                                                  9,715,999
---------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%                6,900  + Delta Petroleum Corp.                                       107,985
                                               4,500  + Giant Industries, Inc.                                      119,295
                                              14,600  + KCS Energy, Inc.                                            215,788
                                              16,500  + Mission Resources Corp.                                      96,360
                                                                                                              -------------
                                                                                                                    539,428
---------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                      14,176    Ferro Corp.                                                 328,741
                                               9,540    HB Fuller Co.                                               271,985
                                               1,780    Kronos Worldwide, Inc.                                       72,554
                                                                                                              -------------
                                                                                                                    673,280
---------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                                   8,726    Albany International Corp. Class A                          306,806
                                               7,398  + Buckeye Technologies, Inc.                                   96,248

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Paper                                         11,074  + Caraustar Industries, Inc.                            $     186,265
(concluded)                                    5,092    Chesapeake Corp.                                            138,299
                                               9,401    Glatfelter                                                  143,647
                                               7,580    Rock-Tenn Co. Class A                                       114,913
                                              15,142    Wausau-Mosinee Paper Corp.                                  270,436
                                                                                                              -------------
                                                                                                                  1,256,614
---------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                8,354    Spartech Corp.                                              226,310
---------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental             16,300  + Darling International, Inc.                                  71,068
Services - 0.2%                                3,400  + Duratek, Inc.                                                84,694
                                              11,346  + Headwaters, Inc.                                            323,361
                                               5,767  + Ionics, Inc.                                                249,942
                                               3,000  + TRC Cos., Inc.                                               51,000
                                                                                                              -------------
                                                                                                                    780,065
---------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%            8,151    Regal-Beloit Corp.                                          233,119
                                               3,911    Woodhead Industries, Inc.                                    62,693
                                                                                                              -------------
                                                                                                                    295,812
---------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.0%             8,982    Bowne & Co., Inc.                                           146,047
                                               2,400    Schawk, Inc.                                                 43,632
                                                                                                              -------------
                                                                                                                    189,679
---------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.4%         2,200  + ADE Corp.                                                    41,184
                                              10,857  + ATMI, Inc.                                                  244,608
                                               4,200  + August Technology Corp.                                      44,226
                                              33,800  + Axcelis Technologies, Inc.                                  274,794
                                              15,488  + Brooks Automation, Inc.                                     266,703
                                              13,656    Cognex Corp.                                                381,002
                                              27,968  + Credence Systems Corp.                                      255,907
                                              10,700  + Cymer, Inc.                                                 316,078
                                               5,231  + Dionex Corp.                                                296,441
                                               5,508  + Dupont Photomasks, Inc.                                     145,466
                                              10,061  + Electro Scientific Industries, Inc.                         198,805
                                              14,400  + Entegris, Inc.                                              143,280
                                               7,990  + Esterline Technologies Corp.                                260,874
                                               7,855  + FEI Co.                                                     164,955
                                               3,200  + Intevac, Inc.                                                24,192
                                              18,156  + Kulicke & Soffa Industries, Inc.                            156,505
                                              16,603  + LTX Corp.                                                   127,677
                                               7,700    MTS Systems Corp.                                           260,337
                                              11,099  + Mattson Technology, Inc.                                    124,975
                                              12,100  + Mykrolis Corp.                                              171,457
                                               6,162  + Photon Dynamics, Inc.                                       149,613
                                              10,079  + Photronics, Inc.                                            166,304
                                               5,300  + Rofin-Sinar Technologies, Inc.                              224,985
                                               4,473  + Rudolph Technologies, Inc.                                   76,801
                                               6,990  + Ultratech, Inc.                                             131,762
                                              10,642  + Varian Semiconductor Equipment Associates, Inc.             392,158
                                                                                                              -------------
                                                                                                                  5,041,089
---------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.5%               4,681    Advanced Marketing Services                                  47,091
                                               8,694    Banta Corp.                                                 389,143
                                               3,400  + Consolidated Graphics, Inc.                                 156,060
                                               1,300    Courier Corp.                                                67,496
                                               2,782  + Martha Stewart Living Omnimedia Class A(c)                   80,734
                                               4,207  + Playboy Enterprises, Inc. Class B                            51,704
                                              44,600  + Primedia, Inc.                                              169,480
                                              31,100    The Reader's Digest Association, Inc. Class A               432,601
                                               9,660  + Scholastic Corp.                                            357,034
                                               3,300    Thomas Nelson, Inc.                                          74,580
                                                                                                              -------------
                                                                                                                  1,825,923
---------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                 20,029    Hollinger International, Inc. Class A                       314,055
                                               8,500    Journal Communications, Inc. Class A                        153,595
                                              12,233  + Journal Register Co.                                        236,464
                                               2,055    Pulitzer, Inc.                                              133,267
                                                                                                              -------------
                                                                                                                    837,381
---------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                 1,833  + Beasley Broadcasting Group, Inc. Class A                     32,132
                                              13,500  + Cumulus Media, Inc. Class A                                 203,580
                                              17,400  + Emmis Communications Corp. Class A                          333,906
                                               1,500  + Fisher Communications, Inc.                                  73,320
                                              13,100    Gray Television, Inc.                                       203,050
                                               5,254    Liberty Corp.                                               230,966
                                               8,400  + Lin TV Corp. Class A                                        160,440
                                               5,900  + Nexstar Broadcasting Group, Inc. Class A                     54,398
                                              20,268  + Paxson Communications Corp.                                  27,970
                                              10,171  + Regent Communications, Inc.                                  53,906
                                               5,433  + Saga Communications, Inc. Class A                            91,546
                                               3,183  + Salem Communications Corp. Class A                           79,416
                                              10,864    Sinclair Broadcast Group, Inc. Class A                      100,057
                                              14,584  + Spanish Broadcasting System Class A                         154,007

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                        1,168    World Wrestling Entertainment, Inc.                   $      14,168
(concluded)                                    7,108  + Young Broadcasting, Inc. Class A                             75,060
                                                                                                              -------------
                                                                                                                  1,887,922
---------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                        500    Greenbrier Cos., Inc.                                        16,925
                                              12,739    Westinghouse Air Brake Technologies Corp.                   271,595
                                                                                                              -------------
                                                                                                                    288,520
---------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                               5,281    Florida East Coast Industries                               238,173
                                               6,350  + Genesee & Wyoming, Inc. Class A                             178,626
                                              21,876  + Kansas City Southern                                        387,861
                                               8,902  + RailAmerica, Inc.                                           116,171
                                                                                                              -------------
                                                                                                                    920,831
---------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%                             1,500  + Avatar Holdings, Inc.(c)                                     72,150
                                               3,800  + Bluegreen Corp.                                              75,354
                                               1,900    Consolidated-Tomoka Land Co.                                 81,700
                                               3,700  + First Acceptance Corp.                                       33,152
                                               6,000    LNR Property Corp.                                          377,460
                                               1,300  + Reading International, Inc. Class A                          10,868
                                               8,000  + Sunterra Corp.                                              112,320
                                                 250  + Tarragon Corp.                                                4,463
                                               1,915  + Tejon Ranch Co.                                              78,132
                                              10,100  + Trammell Crow Co.                                           182,911
                                               9,900  + WCI Communities, Inc.                                       291,060
                                                                                                              -------------
                                                                                                                  1,319,570
---------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                  8,340    AMLI Residential Properties Trust                           266,880
(REIT) - 7.0%                                 12,400    Aames Investment Corp.                                      132,680
                                              10,601    Acadia Realty Trust                                         172,796
                                               6,100    Affordable Residential Communities                           87,535
                                                 567  + Alexander's, Inc.                                           121,905
                                               6,656    Alexandria Real Estate Equities, Inc.                       495,340
                                               2,150    American Campus Communities, Inc.                            48,354
                                              37,000    American Financial Realty Trust                             598,660
                                              10,197    American Home Mortgage Investment Corp.                     349,247
                                              15,700    Anthracite Capital, Inc.                                    194,052
                                              14,800    Anworth Mortgage Asset Corp.                                158,508
                                               3,900    Arbor Realty Trust, Inc.                                     95,706
                                               7,900    Ashford Hospitality Trust, Inc.                              85,873
                                               5,899    Bedford Property Investors                                  167,591
                                               4,650    BioMed Realty Trust, Inc.                                   103,277
                                              12,347    Brandywine Realty Trust                                     362,878
                                               8,348    CRT Properties, Inc.                                        199,183
                                              12,850    Capital Automotive REIT                                     456,496
                                              10,100    Capital Lease Funding, Inc.                                 126,250
                                                 700    Capital Trust, Inc.                                          21,497
                                               7,600    Capstead Mortgage Corp.                                      80,104
                                              18,200    CarrAmerica Realty Corp.                                    600,600
                                               7,900    Cedar Shopping Centers, Inc.                                112,970
                                               5,006    Colonial Properties Trust                                   196,586
                                              17,075    Commercial Net Lease Realty                                 351,745
                                              15,803  + Cornerstone Realty Income Trust, Inc.                       157,714
                                               9,900    Corporate Office Properties Trust SBI MD                    290,565
                                               3,500    Correctional Properties Trust                               101,080
                                              11,000    Cousins Properties, Inc.                                    332,970
                                               6,927    Eastgroup Properties                                        265,443
                                               8,880    Entertainment Properties Trust                              395,604
                                              15,040    Equity Inns, Inc.                                           176,570
                                               6,194    Equity Lifestyle Properties, Inc.                           221,436
                                               9,300    Equity One, Inc.                                            220,689
                                               6,695    Essex Property Trust, Inc.                                  561,041
                                               3,850    Extra Space Storage, Inc.                                    51,321
                                              16,370  + FelCor Lodging Trust, Inc.                                  239,821
                                              13,900    First Industrial Realty Trust, Inc.                         566,147
                                               9,100    GMH Communities Trust                                       128,310
                                               9,682    Gables Residential Trust                                    346,519
                                               5,700    Getty Realty Corp.                                          163,761
                                              10,439    Glenborough Realty Trust, Inc.                              222,142
                                              11,756    Glimcher Realty Trust                                       325,759
                                               1,700    Global Signal, Inc.                                          46,818
                                               9,500    Government Properties Trust, Inc.                            93,670
                                               1,750    Gramercy Capital Corp.                                       36,050
                                              14,800    Healthcare Realty Trust, Inc.                               602,360
                                               7,800    Heritage Property Investment Trust                          250,302
                                               8,200    Highland Hospitality Corp.                                   92,168
                                              15,500    Highwoods Properties, Inc.                                  429,350
                                               9,420    Home Properties, Inc.                                       405,060
                                               6,500    HomeBanc Corp.                                               62,920
                                              23,100    IMPAC Mortgage Holdings, Inc.                               523,677
                                              12,792    Innkeepers USA Trust                                        181,646

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT)          13,600    Investors Real Estate Trust                           $     142,664
(concluded)                                    8,878    Kilroy Realty Corp.                                         379,535
                                               3,200    Kite Realty Group Trust                                      48,896
                                               8,000    Kramont Realty Trust                                        187,200
                                               4,500    LTC Properties, Inc.                                         89,595
                                              62,300  + La Quinta Corp.                                             566,307
                                               9,220    LaSalle Hotel Properties                                    293,473
                                              14,642    Lexington Corporate Properties Trust                        330,616
                                               9,400    Luminent Mortgage Capital, Inc.                             111,860
                                              26,900    MFA Mortgage Investments, Inc.                              237,258
                                               9,900    Maguire Properties, Inc.                                    271,854
                                              24,458  + Meristar Hospitality Corp.                                  204,224
                                               5,929    Mid-America Apartment Communities, Inc.                     244,393
                                               4,500    Mission West Properties                                      47,880
                                               7,529    National Health Investors, Inc.                             219,696
                                              22,059    Nationwide Health Properties, Inc.                          523,901
                                              13,150    New Century Financial Corp.                                 840,417
                                              11,300    Newcastle Investment Corp.                                  359,114
                                               7,700    Novastar Financial, Inc.(c)                                 381,150
                                              12,000    Omega Healthcare Investors, Inc.                            141,600
                                               6,000    Origen Financial, Inc.                                       44,880
                                               4,308    PS Business Parks, Inc.                                     194,291
                                               3,604    Parkway Properties, Inc.                                    182,903
                                               9,832    Pennsylvania Real Estate Investment Trust                   420,810
                                              13,086    Post Properties, Inc.                                       456,701
                                              13,050    Prentiss Properties Trust                                   498,510
                                               9,000    RAIT Investment Trust                                       251,730
                                               5,400    Ramco-Gershenson Properties                                 174,150
                                              13,200    Realty, Income Corp.                                        667,656
                                               5,995    Redwood Trust, Inc.                                         372,230
                                               4,522    Saul Centers, Inc.                                          172,967
                                              14,600    Saxon Capital Inc.                                          350,254
                                              17,814    Senior Housing Properties Trust                             337,397
                                               4,604    Sovran Self Storage, Inc.                                   194,013
                                               3,500    Strategic Hotel Capital, Inc.                                57,750
                                               8,819    Summit Properties, Inc.                                     287,147
                                               5,343    Sun Communities, Inc.                                       215,056
                                               7,100    Sunstone Hotel Investors, Inc.                              147,538
                                              10,122    Tanger Factory Outlet Centrs                                267,828
                                              15,608    Taubman Centers, Inc.                                       467,460
                                               6,763    The Town & Country Trust                                    186,862
                                               8,400    U-Store-It Trust                                            145,740
                                               9,200    US Restaurant Properties, Inc.                              166,152
                                               3,727    Universal Health Realty Income Trust                        119,749
                                               5,700    Urstadt Biddle Properties, Inc. Class A                      97,185
                                              13,865    Washington Real Estate Investment Trust                     469,608
                                               7,255    Winston Hotels, Inc.                                         85,682
                                                                                                              -------------
                                                                                                                 25,731,508
---------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.4%           5,743    Arctic Cat, Inc.                                            152,304
                                               4,407    Coachmen Industries, Inc.                                    76,505
                                              17,799  + Fleetwood Enterprises, Inc.                                 239,575
                                               1,450    Marine Products Corp.                                        37,860
                                               9,224    Monaco Coach Corp.                                          189,738
                                              12,284    Thor Industries, Inc.                                       455,122
                                               8,190    Winnebago Industries                                        319,901
                                                                                                              -------------
                                                                                                                  1,471,005
---------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                     3,753    Electro Rent Corp.                                           53,405
Commercial - 0.3%                             15,700    GATX Corp.                                                  464,092
                                               3,500  + Marlin Business Services, Inc.                               66,500
                                               2,205    McGrath Rentcorp                                             96,160
                                              14,700  + United Rentals, Inc.                                        277,830
                                                                                                              -------------
                                                                                                                    957,987
---------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                    11,793    Aaron Rents, Inc.                                           294,825
Consumer - 0.2%                                2,200  + Amerco, Inc.                                                101,156
                                               8,395  + Dollar Thrifty Automotive Group                             253,529
                                               8,678  + Rent-Way, Inc.                                               69,511
                                               4,558  + WESCO International, Inc.                                   135,099
                                                                                                              -------------
                                                                                                                    854,120
---------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.6%                             3,600  + BJ's Restaurants, Inc.                                       50,400
                                              12,480    Bob Evans Farms, Inc.                                       326,227
                                                 625  + Buffalo Wild Wings, Inc.                                     21,756
                                              14,700    CBRL Group, Inc.                                            615,195
                                              12,350  + CEC Entertainment, Inc.                                     493,629
                                              18,200  + CKE Restaurants, Inc.                                       264,082
                                               6,300  + California Pizza Kitchen, Inc.                              144,900
                                               4,100  + Cosi, Inc.                                                   24,805
                                               3,500  + Dave & Buster's, Inc.                                        70,700

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Restaurants                                    4,350    Domino's Pizza, Inc.                                  $      77,430
(concluded)                                    6,748    IHOP Corp.                                                  282,674
                                              12,118  + Jack in the Box, Inc.                                       446,791
                                              15,300  + Krispy Kreme Doughnuts, Inc.(c)                             192,780
                                               5,496    Landry's Restaurants, Inc.                                  159,714
                                               3,654    Lone Star Steakhouse & Saloon                               102,312
                                               8,684  + O'Charleys, Inc.                                            169,772
                                               7,408  + PF Chang's China Bistro, Inc.                               417,441
                                               8,000  + Panera Bread Co. Class A(c)                                 322,560
                                               4,548  + Papa John's International, Inc.                             156,633
                                               9,477  + Rare Hospitality International, Inc.                        301,937
                                               4,000  + Red Robin Gourmet Burgers, Inc.                             213,880
                                              15,400  + Ryan's Restaurant Group, Inc.                               237,468
                                              19,914  + Sonic Corp.                                                 607,377
                                               7,028  + The Steak N Shake Co.                                       141,122
                                              11,850    Triarc Cos.                                                 145,281
                                                                                                              -------------
                                                                                                                  5,986,866
---------------------------------------------------------------------------------------------------------------------------
Retail - 3.7%                                  1,700  + 1-800 Contacts, Inc.                                         37,400
                                               7,324  + 1-800-FLOWERS.COM, Inc. Class A                              61,595
                                              16,900  + 99 Cents Only Stores                                        273,104
                                               4,600  + AC Moore Arts & Crafts, Inc.                                132,526
                                              18,250  + Aeropostale, Inc.                                           537,097
                                               1,900  + America's Car Mart, Inc.                                     72,200
                                               2,600  + Asbury Automotive Group, Inc.                                35,828
                                               3,915    Bebe Stores, Inc.                                           105,627
                                               5,600    Big 5 Sporting Goods Corp.                                  163,184
                                               1,900    Blair Corp.                                                  67,754
                                               1,900  + Blue Nile, Inc.(c)                                           52,478
                                               3,700    The Bon-Ton Stores, Inc.                                     58,275
                                               6,650  + Brookstone, Inc.                                            130,007
                                               5,979    Brown Shoe Co., Inc.                                        178,354
                                               1,249    The Buckle, Inc.                                             36,845
                                               5,792    Burlington Coat Factory Warehouse Corp.                     131,478
                                              13,934  + CSK Auto Corp.                                              233,255
                                               4,450  + Cache, Inc.                                                  80,189
                                               9,800  + Casual Male Retail Group, Inc.(c)                            53,410
                                               6,497  + The Cato Corp. Class A                                      187,243
                                               5,400  + Central Garden and Pet Co.                                  225,396
                                               4,400  + Charlotte Russe Holding, Inc.                                44,440
                                              38,140  + Charming Shoppes                                            357,372
                                               4,585  + Children's Place                                            169,782
                                              12,728    Christopher & Banks Corp.                                   234,832
                                               7,830  + Coldwater Creek, Inc.                                       241,712
                                                 600  + Conn's, Inc.                                                 10,092
                                               5,976  + Cost Plus, Inc.                                             192,009
                                                 500    DEB Shops, Inc.                                              12,520
                                              10,000  + Dick's Sporting Goods, Inc.                                 351,500
                                               6,845  + Dress Barn, Inc.                                            120,472
                                              10,300  + Drugstore.Com                                                35,020
                                               3,931  + Electronics Boutique Holdings Corp.                         168,797
                                              13,535    Fred's, Inc.                                                235,509
                                               5,000  + GSI Commerce, Inc.                                           88,900
                                              10,300  + GameStop Corp. Class B                                      230,823
                                                  16  + Gander Mountain Co.                                             205
                                               7,238  + Genesco, Inc.                                               225,391
                                               8,100  + Global Imaging Systems, Inc.                                319,950
                                               6,200    Goody's Family Clothing, Inc.                                56,668
                                               5,532  + Group 1 Automotive, Inc.                                    174,258
                                               6,939  + Guitar Center, Inc.                                         365,616
                                               7,458  + Gymboree Corp.                                               95,612
                                              13,881  + HOT Topic, Inc.                                             238,614
                                               8,200    Hancock Fabrics, Inc.                                        85,034
                                               7,961    Handleman Co.                                               171,002
                                               8,450  + Hibbett Sporting Goods, Inc.                                224,855
                                              16,798  + Insight Enterprises, Inc.                                   344,695
                                               6,962  + The J Jill Group, Inc.                                      103,664
                                               2,387  + JOS A Bank Clothiers, Inc.(c)                                67,552
                                               6,205  + Jo-Ann Stores, Inc.                                         170,886
                                               1,647    Lawson Products                                              83,058
                                              12,918  + Linens 'N Things, Inc.                                      320,366
                                               4,600    Lithia Motors, Inc. Class A                                 123,372
                                               3,000  + MarineMax, Inc.                                              89,280
                                              11,061  + Men's Wearhouse, Inc.                                       353,510
                                               3,400  + Overstock.com, Inc.                                         234,600
                                               1,259  + PC Connection, Inc.                                          11,986
                                               3,400  + PC Mall, Inc.                                                76,092
                                              16,610    PEP Boys-Manny Moe & Jack                                   283,533

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Retail                                         2,800  + The Pantry, Inc.                                      $      84,252
(concluded)                                    3,500  + Party City Corp.                                             45,255
                                              19,300  + Payless Shoesource, Inc.                                    237,390
                                               5,400  + PetMed Express, Inc.                                         41,094
                                               7,916  + Priceline.com, Inc.                                         186,738
                                              11,700  + Restoration Hardware, Inc.                                   67,158
                                               2,300  + Retail Ventures, Inc.                                        16,330
                                                 100  + Rush Enterprises, Inc. Class B                                1,731
                                               3,047    Russ Berrie & Co., Inc.                                      69,593
                                               6,254  + School Specialty, Inc.                                      241,154
                                               2,600  + Sharper Image Corp.                                          49,010
                                               7,698  + ShopKo Stores, Inc.                                         143,799
                                               9,200    Sonic Automotive, Inc.                                      228,160
                                               6,226  + The Sports Authority, Inc.                                  160,320
                                               5,000  + Stage Stores, Inc.                                          207,600
                                               4,003    Stamps.com, Inc.                                             63,408
                                               6,824  + Stein Mart, Inc.                                            116,417
                                               9,766  + Too, Inc.                                                   238,876
                                              10,600  + Tractor Supply Co.                                          394,426
                                               9,730  + Trans World Entertainment                                   121,333
                                               7,490  + Tuesday Morning Corp.                                       229,419
                                               5,531    United Auto Group, Inc.                                     163,662
                                              13,480  + United Natural Foods, Inc.                                  419,228
                                               6,056  + Valuevision Media, Inc. Class A                              84,239
                                              17,900  + Zale Corp.                                                  534,673
                                                                                                              -------------
                                                                                                                 13,712,089
---------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.3%                          6,937    Anchor Bancorp Wisconsin, Inc.                              202,214
                                                 600  + BFC Financial Corp.                                           7,590
                                              21,738    Bank Mutual Corp.                                           264,551
                                              15,342    BankAtlantic Bancorp, Inc. Class A                          305,306
                                               9,573  + Bankunited Financial Corp. Class A                          305,857
                                               1,800    Berkshire Hills Bancorp, Inc.                                66,870
                                               1,900    Beverly Hills Bancorp, Inc.                                  19,190
                                              19,587    Brookline Bancorp, Inc.                                     319,660
                                                 500    Charter Financial Corp.                                      21,935
                                               1,900    Citizens First Bancorp, Inc.                                 45,942
                                               4,250    Coastal Financial Corp.                                      80,920
                                              12,926    Commercial Capital Bancorp, Inc.                            299,625
                                              14,127    Commercial Federal Corp.                                    419,713
                                              11,749    Dime Community Bancshares                                   210,425
                                               5,900    Downey Financial Corp.                                      336,300
                                               4,348    Fidelity Bankshares, Inc.                                   185,920
                                               4,226    First Financial Holdings, Inc.                              138,359
                                               3,240    First Indiana Corp.                                          72,932
                                              26,484    First Niagara Financial Group, Inc.                         369,452
                                               3,000    First Place Financial Corp.                                  67,170
                                               4,300    First Republic Bank                                         227,900
                                               5,600  + FirstFed Financial Corp.                                    290,472
                                               8,350    Flagstar Bancorp, Inc.                                      188,710
                                               5,575    Flushing Financial Corp.                                    111,835
                                               3,078    Great Southern Bancorp, Inc.                                107,730
                                               7,117    Harbor Florida Bancshares, Inc.                             246,319
                                               3,400    Horizon Financial Corp.                                      69,972
                                              10,000    Hudson River Bancorp                                        197,900
                                               2,500    IBERIABANK Corp.                                            165,900
                                               1,800  + ITLA Capital Corp.                                          105,822
                                               8,100    KNBT Bancorp, Inc.                                          136,890
                                               7,960    MAF Bancorp, Inc.                                           356,767
                                                 300    NASB Financial, Inc.                                         11,799
                                              17,911  + Netbank, Inc.                                               186,454
                                               4,667    Northwest Bancorp, Inc.                                     117,095
                                               2,896    OceanFirst Financial Corp.                                   71,386
                                              13,165  + Ocwen Financial Corp.                                       125,857
                                               4,741    PFF Bancorp, Inc.                                           219,651
                                               6,228    Partners Trust Financial Group, Inc.                         72,556
                                               3,000    Pennfed Financial Services, Inc.                             48,240
                                               9,989    Provident Bancorp, Inc.                                     131,755
                                               1,650    Provident Financial Hldgs                                    47,603
                                              21,761    Provident Financial Services, Inc.                          421,508
                                               8,069  + Sterling Financial Corp.                                    316,789
                                               7,200    TierOne Corp.                                               178,920
                                               8,561    United Community Financial Corp.                             95,883
                                              10,730    Waypoint Financial Corp.                                    304,196
                                                 400    Westfield Financial, Inc.                                    10,328
                                                                                                              -------------
                                                                                                                  8,306,168
---------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%        7,176  + BioVeris Corp.                                               52,457
                                              13,335  + Newport Corp.                                               188,024

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers               9,935  + Varian, Inc.                                          $     407,434
(concluded)                                                                                                   -------------
                                                                                                                    647,915
---------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.4%         2,250  + Archipelago Holdings, Inc.                                   47,182
                                                 900    BKF Capital Group, Inc.                                      34,110
                                              15,345    CharterMac                                                  375,032
                                              16,000  + Investment Technology Group, Inc.                           320,000
                                              35,900  + Knight Trading Group, Inc. Class A                          393,105
                                              15,200  + LaBranche & Co., Inc.                                       136,192
                                               7,761  + NCO Group, Inc.                                             200,622
                                               5,004    SWS Group, Inc.                                             109,688
                                                                                                              -------------
                                                                                                                  1,615,931
---------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.7%                    3,963  + 4Kids Entertainment, Inc.                                    83,302
                                              12,470    ABM Industries, Inc.                                        245,908
                                               4,005  + AMN Healthcare Services, Inc.                                63,720
                                               7,161  + Administaff, Inc.                                            90,300
                                               4,500  + The Advisory Board Co.                                      165,960
                                               3,400    Ambassadors Group, Inc.                                     121,074
                                               3,000    Angelica Corp.                                               81,150
                                              13,700  + Autobytel, Inc.                                              82,748
                                               2,401    CDI Corp.                                                    51,333
                                               6,478  + Casella Waste Systems, Inc.                                  94,838
                                               5,785    Central Parking Corp.                                        87,643
                                              20,953  + Century Business Services, Inc.                              91,355
                                               2,500  + Charles River Associates, Inc.                              116,925
                                               3,486    Chemed Corp.                                                233,945
                                               5,300  + Clark, Inc.                                                  82,256
                                               5,650  + CoStar Group, Inc.                                          260,917
                                               7,692  + Coinstar, Inc.                                              206,376
                                               4,400  + Cornell Cos., Inc.                                           66,792
                                              11,694  + Corrections Corp. of America                                473,022
                                               8,300  + Cross Country Healthcare, Inc.                              150,064
                                               6,700  + DiamondCluster International, Inc. Class A                   96,011
                                               3,302  + Exponent, Inc.                                               90,772
                                              14,141  + FTI Consulting, Inc.                                        297,951
                                               2,400  + First Advantage Corp. Class A                                48,960
                                               4,481  + Forrester Research, Inc.                                     80,389
                                               6,377    G&K Services, Inc. Class A                                  276,889
                                               2,600  + Gartner, Inc. Class B                                        31,954
                                               3,200  + The Geo Group, Inc.                                          85,056
                                               7,000    Gevity HR, Inc.                                             143,920
                                               2,800  + Greg Manning Auctions, Inc.(c)                               34,664
                                              17,000  + Harris Interactive, Inc.                                    134,300
                                               4,358  + Heidrick & Struggles International, Inc.                    149,349
                                               4,000  + Hudson Highland Group, Inc.                                 115,200
                                               2,865  + Insurance Auto Auctions, Inc.                                64,233
                                              12,900    Jackson Hewitt Tax Service, Inc.                            325,725
                                               5,868    Kelly Services, Inc. Class A                                177,096
                                               5,800  + Kforce, Inc.                                                 64,380
                                              11,268  + Korn/Ferry International                                    233,811
                                              14,622  + Labor Ready, Inc.                                           247,404
                                               5,404  + MAXIMUS, Inc.                                               168,172
                                              34,005  + MPS Group, Inc.                                             416,901
                                               4,000  + Medical Staffing Network Holdings, Inc.                      32,760
                                               5,742  + Midas, Inc.                                                 114,840
                                               3,100  + Monro Muffler, Inc.                                          78,430
                                              15,623  + Navigant Consulting, Inc.                                   415,572
                                               4,811  + Navigant International, Inc.(c)                              58,550
                                               3,817  + Netratings, Inc.                                             73,172
                                               2,821  + PDI, Inc.                                                    62,852
                                               8,839  + Pegasus Solutions, Inc.                                     111,371
                                               3,960    Pre-Paid Legal Services, Inc.                               148,698
                                               6,716  + Resources Connection, Inc.                                  364,746
                                               6,468    Rollins, Inc.                                               170,238
                                              21,100  + Sitel Corp.                                                  51,906
                                               8,200  + Source Interlink Cos., Inc.                                 108,896
                                              21,029  + Spherion Corp.                                              176,644
                                               3,340    Startek, Inc.                                                95,023
                                              12,689  + TeleTech Holdings, Inc.                                     122,956
                                              18,531  + Tetra Tech, Inc.                                            310,209
                                                 700  + Travelzoo, Inc.(c)                                           66,801
                                               3,000    Unifirst Corp.                                               84,840
                                               2,554  + Vertrue, Inc.(c)                                             96,465
                                               1,659  + Volt Information Sciences, Inc.                              48,758
                                              14,418  + Waste Connections, Inc.                                     493,817
                                              10,625    Watson Wyatt & Co. Holdings                                 286,344
                                              14,113  + Wireless Facilities, Inc.                                   133,227

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Services: Commercial                           3,700    World Fuel Services Corp.                             $     184,260
(concluded)                                                                                                   -------------
                                                                                                                 10,024,140
---------------------------------------------------------------------------------------------------------------------------
Shipping - 0.4%                               12,492    Alexander & Baldwin, Inc.                                   529,911
                                               4,300  + Gulfmark Offshore, Inc.                                      95,761
                                               7,230  + Kirby Corp.                                                 320,867
                                               8,898    Overseas Shipholding Group                                  491,170
                                               1,800  + Seabulk International, Inc.                                  21,798
                                                                                                              -------------
                                                                                                                  1,459,507
---------------------------------------------------------------------------------------------------------------------------
Shoes - 0.3%                                   2,200  + Deckers Outdoor Corp.(c)                                    103,378
                                               9,966    Finish Line Class A                                         182,378
                                               6,996    K-Swiss, Inc. Class A                                       203,724
                                               1,492    Kenneth Cole Productions, Inc. Class A                       46,043
                                               2,300  + Shoe Carnival, Inc.                                          29,900
                                               6,555  + Skechers U.S.A., Inc. Class A                                84,953
                                               4,012  + Steve Madden Ltd.                                            75,666
                                              12,935    Stride Rite Corp.                                           144,484
                                                 150    Weyco Group, Inc.                                             6,644
                                              13,672    Wolverine World Wide, Inc.                                  429,574
                                                                                                              -------------
                                                                                                                  1,306,744
---------------------------------------------------------------------------------------------------------------------------
Steel - 0.7%                                  35,927  + AK Steel Holding Corp.                                      519,864
                                              28,900    Allegheny Technologies, Inc.                                626,263
                                               7,426    Carpenter Technology                                        434,124
                                               7,834    Gibraltar Industries, Inc.                                  185,039
                                              10,500  + Oregon Steel Mills, Inc.                                    213,045
                                               5,350    Schnitzer Steel Industries, Inc. Class A                    181,526
                                              10,897    Steel Dynamics, Inc.                                        412,778
                                               4,400    Steel Technologies, Inc.                                    121,044
                                               1,100  + Wheeling-Pittsburgh Corp.                                    42,394
                                                                                                              -------------
                                                                                                                  2,736,077
---------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                        7,518    Wellman, Inc.                                                80,367
---------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.6%            3,800    Applied Signal Technology, Inc.                             133,950
                                              25,400  + Arris Group, Inc.                                           178,816
                                               7,185  + Audiovox Corp. Class A                                      113,379
                                              16,061    Belden CDT, Inc.                                            372,615
                                              12,334  + C-COR, Inc.                                                 114,706
                                               1,200  + INTAC International                                          15,492
                                              17,700  + Interdigital Communications Corp.                           391,170
                                               5,700  + Mastec, Inc.                                                 57,627
                                              32,377  + Powerwave Technologies, Inc.                                274,557
                                              16,600  + SBA Communications Corp. Class A                            154,048
                                               6,380    Spectralink Corp.                                            90,468
                                              14,900  + Symmetricom, Inc.                                           144,679
                                              22,176  + Terayon Corp.                                                60,097
                                                                                                              -------------
                                                                                                                  2,101,604
---------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                        7,500  + DHB Industries, Inc.                                        142,800
                                              14,621  + Interface, Inc. Class A                                     145,771
                                                                                                              -------------
                                                                                                                    288,571
---------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.6%          2,300  + Carter's, Inc.                                               78,177
                                               2,200    Cherokee, Inc.                                               77,616
                                               3,585  + Guess?, Inc.                                                 44,992
                                               4,200  + Hartmarx Corp.                                               32,634
                                               7,482    Kellwood Co.                                                258,129
                                               3,702    Oshkosh B' Gosh, Inc. Class A                                79,223
                                               5,042    Oxford Industries, Inc.                                     208,235
                                               2,900  + Perry Ellis International, Inc.                              59,015
                                               8,054    Phillips-Van Heusen                                         217,458
                                              18,450  + Quiksilver, Inc.                                            549,626
                                              11,017    Russell Corp.                                               214,611
                                              12,700  + The Warnaco Group, Inc.                                     274,320
                                                                                                              -------------
                                                                                                                  2,094,036
---------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.4%                          3,674    Bandag, Inc.                                                183,002
                                              19,700    Cooper Tire & Rubber Co.                                    424,535
                                              50,100  + The Goodyear Tire & Rubber Co.(c)                           734,466
                                                                                                              -------------
                                                                                                                  1,342,003
---------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                14,955    DIMON, Inc.                                                 100,498
                                               5,820    Schweitzer-Mauduit International, Inc.                      197,589
                                               3,100    Standard Commercial Corp.                                    60,326
                                              11,800  + Star Scientific, Inc.(c)                                     60,003
                                               7,356    Universal Corp.                                             351,911
                                               9,894    Vector Group Ltd.                                           164,537
                                                                                                              -------------
                                                                                                                    934,864
---------------------------------------------------------------------------------------------------------------------------
Toys - 0.0%                                    6,830  + Jakks Pacific, Inc.                                         151,011
                                               7,300  + Leapfrog Enterprises, Inc.(c)                                99,280
                                                                                                              -------------
                                                                                                                    250,291
---------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.3%            2,700  + HUB Group, Inc. Class A                                     140,994
                                              30,800  + Laidlaw International, Inc.                                 659,120
                                              10,400  + Pacer International, Inc.                                   221,104

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                   2,900    Quixote Corp.                                         $      58,957
(concluded)                                    6,081  + SCS Transportation, Inc.                                    142,113
                                               1,900  + US Xpress Enterprises, Inc. Class A                          55,670
                                                                                                              -------------
                                                                                                                  1,277,958
---------------------------------------------------------------------------------------------------------------------------
Truckers - 1.0%                                6,041    Arkansas Best Corp.                                         271,180
                                               6,200  + Central Freight Lines, Inc.                                  39,060
                                               2,900  + Covenant Transport, Inc. Class A                             60,378
                                               6,288  + Forward Air Corp.                                           281,074
                                              15,980    Heartland Express, Inc.                                     359,071
                                              12,075    Knight Transportation, Inc.                                 299,460
                                               9,908  + Landstar System, Inc.                                       729,625
                                               1,300  + Marten Transport Ltd.                                        29,549
                                               5,450  + Old Dominion Freight Line                                   189,660
                                               7,800    Overnite Corp.                                              290,472
                                               1,200  + PAM Transportation Services                                  22,500
                                               2,200  + Quality Distribution, Inc.                                   18,568
                                              12,600  + Swift Transportation Co., Inc.                              270,648
                                               7,741    USF Corp.                                                   293,771
                                              14,200    Werner Enterprises, Inc.                                    321,488
                                                                                                              -------------
                                                                                                                  3,476,504
---------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%            18,700  + Mediacom Communications Corp. Class A                       116,875
---------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.3%                  16,675    Avista Corp.                                                294,647
                                               9,000    Black Hills Corp.                                           276,120
                                               5,189    CH Energy Group, Inc.                                       249,331
                                              62,400  + CMS Energy Corp.                                            652,080
                                               3,903    Central Vermont Public Service Corp.                         90,784
                                              15,767    Cleco Corp.                                                 319,439
                                              21,900    Duquesne Light Holdings, Inc.                               412,815
                                              12,908  + El Paso Electric Co.                                        244,478
                                               9,668    The Empire District Electric Co.                            219,270
                                              10,800    Idacorp, Inc.                                               330,156
                                               5,645    MGE Energy, Inc.                                            203,389
                                               8,486    Otter Tail Corp.                                            216,648
                                              20,478    PNM Resources, Inc.                                         517,889
                                              33,677  + Sierra Pacific Resources                                    353,609
                                               4,600    UIL Holdings Corp.                                          235,980
                                              10,783    Unisource Energy Corp.                                      259,978
                                                                                                              -------------
                                                                                                                  4,876,613
---------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 1.6%            19,338    Atmos Energy Corp.                                          528,894
                                               5,322    Cascade Natural Gas Corp.                                   112,826
                                              11,900    Energen Corp.                                               701,505
                                               3,400    EnergySouth, Inc.                                            95,336
                                               6,448    The Laclede Group, Inc.                                     200,855
                                               9,574    New Jersey Resources Corp.                                  414,937
                                              12,800    Nicor, Inc.                                                 472,832
                                               9,699    Northwest Natural Gas Co.                                   327,244
                                              11,000    Peoples Energy Corp.                                        483,450
                                              24,000    Piedmont Natural Gas Co.                                    557,760
                                               4,966    South Jersey Industries, Inc.                               261,013
                                              20,582  + Southern Union Co.                                          493,556
                                              10,890    Southwest Gas Corp.                                         276,606
                                              10,624  + Southwestern Energy Co.                                     538,531
                                              15,200    WGL Holdings, Inc.                                          468,768
                                                                                                              -------------
                                                                                                                  5,934,113
---------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                5,631  + Transmontaigne, Inc.                                         34,518
---------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%               64,800  + Aquila, Inc.                                                239,112
---------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 0.9%           3,700  + AirGate PCS, Inc.                                           131,720
                                              18,700  + Alamosa Holdings, Inc.                                      233,189
                                                 400    Alaska Communications Systems Group, Inc.                     3,452
                                               8,621  + Boston Communications Group                                  79,658
                                               5,755    CT Communications, Inc.                                      70,786
                                               1,626  + Centennial Communications Corp.                              12,894
                                              77,300  + Cincinnati Bell, Inc.                                       320,795
                                               6,033  + Commonwealth Telephone Enterprises, Inc.                    299,599
                                               4,300    D&E Communications, Inc.                                     51,815
                                              30,700  + Dobson Communications Corp. Class A                          53,725
                                              15,039  + General Communication Class A                               166,031
                                               4,492    Golden Telecom, Inc.                                        118,679
                                                 900  + ITC Deltacom, Inc.                                            1,539
                                               5,700  + Intrado, Inc.                                                68,970
                                               6,200    Iowa Telecommunications Services, Inc.                      133,734
                                               4,421    North Pittsburgh Systems, Inc.                              109,331
                                              17,500  + PTEK Holdings, Inc.                                         187,425
                                              14,389  + Price Communications Corp.                                  267,492
                                              26,300  + Primus Telecommunications GP                                 83,634
                                               1,300    Shenandoah Telecom Co.                                       38,935
                                               4,600    SureWest Communications                                     130,410

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                 11,433  + Talk America Holdings, Inc.                           $      75,686
(concluded)                                   17,500  + Time Warner Telecom, Inc. Class A                            76,300
                                               8,200  + Triton PCS Holdings, Inc. Class A                            28,044
                                               6,820  + USA Mobility, Inc.                                          240,814
                                              25,300  + Ubiquitel, Inc.                                             180,136
                                                                                                              -------------
                                                                                                                  3,164,793
---------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                        4,985    American States Water Co.                                   129,610
                                               5,296    California Water Service Group                              199,394
                                               2,589    Connecticut Water Service, Inc.                              68,583
                                               3,282    Middlesex Water Co.                                          62,161
                                               1,974    SJW Corp.                                                    71,854
                                               8,532    Southwest Water Co.                                         114,759
                                                                                                              -------------
                                                                                                                    646,361
---------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%         4,850  + Central European Distribution Corp.(c)                      143,269
---------------------------------------------------------------------------------------------------------------------------
Wholesales - 0.2%                              6,600  + Brightpoint, Inc.                                           128,964
                                               3,200  + LKQ Corp.                                                    64,224
                                              11,269  + United Stationers, Inc.                                     520,628
                                                                                                              -------------
                                                                                                                    713,816
---------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Common Stocks
                                                       (Cost - $275,838,140) - 97.9%                            357,820,594
===========================================================================================================================

                                                       Mutual Funds
---------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%        3,600    Gladstone Capital Corp.                                       85,320
                                                                                                              -------------
                                                       Total Investments in Mutual Funds
                                                       (Cost - $74,033) - 0.0%                                       85,320
===========================================================================================================================

                                        Face Amount    Fixed Income Securities
===========================================================================================================================
Metal Fabricating - 0.0%                $       700    Mueller Industries, Inc., 6% due 11/01/2014                      686
                                                                                                              -------------
                                                       Total Investments in Fixed Income Securities
                                                       (Cost - $686) - 0.0%                                             686
===========================================================================================================================

                         Beneficial Interest/Shares
                                               Held   Other Interest**
===========================================================================================================================
Computer Services Software &                    500    PetroCorp Incorporated (Escrow Shares)                             0
Systems - 0.0%                          $     1,600    StorageNetworks, Inc. (Litigation Trust Certificates)              0
                                                                                                              -------------
                                                       Total Investments in Other Interest (Cost - $0) - 0.0%             0
===========================================================================================================================

                                Beneficial Interest    Short-Term Securities
===========================================================================================================================
                                        $ 8,989,590    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                       Series I(a)                                                8,989,590
                                         11,652,388    Merrill Lynch Liquidity Series, LLC Money Market
                                                       Series(a) (b)                                             11,652,388
                                                                                                              =============
                                                       Total Investments in Short-Term Securities
                                                       (Cost - $20,641,978) - 5.6%                               20,641,978
===========================================================================================================================
                                                       Total Investments (Cost - $296,554,837*) - 103.5%        378,548,578

                                                       Liabilities in Excess of Other Assets - (3.5)%           (12,887,301)
                                                                                                              -------------
                                                       Net Assets - 100.0%                                    $ 365,661,277
                                                                                                              =============

* The cost and unrealized appreciation/depreciation on investments as of December 31,2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 300,190,875
                                                                  =============
      Gross unrealized appreciation                               $ 100,834,680
      Gross unrealized depreciation                                 (22,476,977)
                                                                  -------------
      Net unrealized appreciation                                 $  78,357,703
                                                                  =============

** Other interest represents beneficial interest in liquidation trusts and other reoganization entities and are non-income producing.
# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.
+     Non-income producing security.

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                                   Interest/
      Affiliate                                                          Net Activity        Dividend Income
      ------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $ (31,201,939)            $  182,651
      Merrill Lynch Liquidity Series, LLC Money Market Series           $   4,814,262             $  107,254
      Merrill Lynch Premier Institutional Fund                             (2,279,374)            $    9,198
      ------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (concluded)

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------------------------------------------------------
      Number of                                              Expiration                        Face                  Unrealized
      Contracts                Issue                            Date                          Value                Appreciation
      --------------------------------------------------------------------------------------------------------------------------
                                                               March
           36                  Russell 2000 Index               2005                       $11,633,855                $ 137,245
      --------------------------------------------------------------------------------------------------------------------------

      Financial futures contracts sold as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------------------------------------------------------
      Number of                                              Expiration                        Face                  Unrealized
      Contracts                Issue                            Date                          Value                Depreciation
      --------------------------------------------------------------------------------------------------------------------------
                                                               March
            3                  Russell 2000 Index               2005                         $949,875                 $ (31,050)
      --------------------------------------------------------------------------------------------------------------------------

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and
    Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and
    Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and
    Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 24, 2005

EX-99. CERT

                      CERTIFICATION PURSUANT TO SECTION 302
                        OF THE SARBANES-OXLEY ACT OF 2002

--------------------------------------------------------------------------------

I, Robert C. Doll, Jr., Chief Executive Officer of Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust, certify that:

      1. I have reviewed this report on Form N-CSR of Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust (together, the "Fund");

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Fund as of, and for, the periods presented in this report;

      4. The Fund's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Fund and have:

            a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            b) evaluated the effectiveness of the Fund's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

            c) disclosed in this report any change in the Fund's internal control over financial reporting that occurred during the Fund's most recent fiscal half-year (the Fund's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting; and

      5. The Fund's other certifying officer(s) and I have disclosed to the Fund's auditors and the audit committee of the Fund's board of directors (or persons performing the equivalent functions):

            a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund's ability to record, process, summarize, and report financial information; and

            b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal control over financial reporting.

      Date: February 24, 2005

                                              /s/ Robert C. Doll, Jr.
                                              ----------------------------------
                                              Robert C. Doll, Jr.,
                                              Chief Executive Officer of
                                              Small Cap Index Fund of Merrill
                                              Lynch Index Funds, Inc. and Master
                                              Small Cap Index Series of
                                              Quantitative Master Series Trust